Registration No. 33-29070

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                       POST-EFFECTIVE AMENDMENT NO. 22                      [X]

                                     and/or

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940                  [X]

                              Amendment No. 25                              [X]

                             OCC CASH RESERVES, INC.

                             A Maryland Corporation
                  (Previously called Quest Cash Reserves, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                          1345 Avenue of the Americas
                            New York, NY 10105-4800
                    (Address of Principal Executive Offices)


                                 (212) 739-3227
                        (Registrant's Telephone Number)

                              Francis C. Poli, Esq.
                                 OpCap Advisors
                           1345 Avenue of the Americas
                             New York, NY 10105-4800
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to     [X] on March 30, 2001 pursuant to
     paragraph (b)                               paragraph (b)

[ ]  On March 31, 1999 pursuant to           [ ] pursuant to paragraph (a)(1)
     paragraph (a)(1)

[ ]  75 days after filing pursuant to        [ ]  pursuant to paragraph (a)(2)
     paragraph (a)(2)                             of Rule 485

CROSS REFERENCE SHEET

Form N-1A
  Item

PART A   CAPTION                            PROSPECTUS
------   -------                            ----------
1.                (a) Front Cover Page                 Front Cover Page
                  (b) Back Cover Page                  Back Cover Page


2.                Risk/Return Summary:                 Risk/Return Summary
                  and Performance                      Principal Investment
                  Investments, Risks                   Strategies and Related Risks

3.                Risk/Return Summary:                 Risk/Return Summary
                  Fee Table

4.                Investment Objectives,               Principal Investment Strategies
                  Principal Investment                 and Related Risks
                  Strategies, and Related Risks

5.                Management's Discussion of           N/A
                  Fund Performance

6.                Management, Organization,            Fund Management Dividends and
                  and Capital Structure                Distributions; Taxes

7.                Shareholder Information              Shareholder Information

8.                Distribution Arrangements            Distribution Plan

9.                Financial Highlights                 Financial Highlights
                  Information
PART B   CAPTION                                       STATEMENT OF ADDITIONAL INFORMATION
------   -------                                       -----------------------------------

10.               Cover Page and Table of              Cover Page; Table of Contents
                  Contents

11.               Fund History                         Additional Information--Description of the
                                                       Fund

12.               Description of the Fund and          Investment of the Fund's Assets; Investment
                  Its Investments and Risks            Restrictions




13.               Management of the Fund               Investment Management and Other Services

14.               Control Persons and Principal        Directors and Officers; Principal Holders
                  Holders of Securities                of Securities

15.               Investment Advisory and Other        Investment Management and Other Services -
                  Services                             Distribution Assistance Plan

16.               Brokerage Allocation and             Portfolio Transactions
                  Other Purchases

17.               Capital Stock and Other              Determination of Net Asset Value; Capital
                  Securities                           Stock; Additional Information-Possible
                                                       Additional Series

18.               Purchase, Redemption and Pricing     Determination of Net Asset Value
                  of Securities

19.               Taxation of the Fund                 Taxes

20.               Underwriters                         Investment Management and Other Services -
                                                       Distribution Assistance Plan

21.               Calculations of Performance Data     Performance Data

22.               Financial Statements                 Financial Statements

                                                                            CIBC
                                                                         VERSION

                             OCC CASH RESERVES, INC.
                            PROSPECTUS MARCH 30, 2001

OCC CASH RESERVES, INC. (the "Fund") is an open-end investment company with the following investment portfolios.


                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO

                         CALIFORNIA MUNICIPAL PORTFOLIO

                          NEW YORK MUNICIPAL PORTFOLIO


     The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep for future reference.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Risk/Return Summary ......................................................    3

Portfolio Fees and Expenses ..............................................    7

Principal Investment Strategies and Related Risks ........................    8

Management ...............................................................   12

Shareholder Information ..................................................   13

Dividends and Distributions ..............................................   13

Taxes ....................................................................   14

Distribution Plan ........................................................   14

Financial Highlights .....................................................   15

Appendix .................................................................   16

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio ................  Safety of  principal,  liquidity and maximum current income from money market securities

Government Portfolio .............  Safety of  principal,  liquidity and maximum current income from money market securities

General Municipal Portfolio ......  Safety of  principal,  liquidity and maximum current income exempt from Federal income taxes from money market securities

California Municipal Portfolio ...  Safety of  principal,  liquidity and maximum
                                    current   income  exempt  from  Federal  and
                                    California personal income taxes from money market securities

New York Municipal Portfolio .....  Safety of  principal,  liquidity and maximum current income exempt from Federal, New York
                                    State and New York City income taxes from money market securities

The Portfolios are money market funds.

PRINCIPAL INVESTMENT STRATEGIES

     o The Primary  Portfolio invests             short-term   municipal  bonds,
       in high  quality  money market             short-term  discount notes and
       securities    with   remaining             participation   interests   in
       maturities of thirteen  months             those     securities.      The
       or   less,    including   U.S.             Portfolio  normally invests at
       government  securities,   U.S.             least 80% of its total  assets
       dollar             denominated             in municipal securities.
       certificates  of  deposit  and
       bankers acceptances,  domestic           o The    California    Municipal
       or  foreign  commercial  paper             Portfolio   invests   in  high
       and repurchase agreements. The             quality  municipal  securities
       Primary   Portfolio   normally             with  remaining  maturities of
       invests  at  least  25% of its             thirteen  months  or less that
       total     assets    in    bank             pay   interest   exempt   from
       obligations.                               Federal     and     California
                                                  personal  income  taxes.   The
     o The    Government    Portfolio             Portfolio  normally invests at
       invests in high quality  money             least 80% of its total  assets
       market     securities     with             in    California     municipal
       remaining     maturities    of             securities.
       thirteen    months   or   less
       including   U.S.    government           o The   New    York    Municipal
       securities    and   repurchase             Portfolio   invests   in  high
       agreements.                                quality  municipal  securities
                                                  with  remaining  maturities of
     o The     General      Municipal             thirteen  months  or less that
       Portfolio   invests   in  high             pay   interest   exempt   from
       quality  municipal  securities             Federal,  New York  State  and
       with  remaining  maturities of             New York  City  income  taxes.
       thirteen    months   or   less             The Portfolio normally invests
       including   municipal   notes,             at  least  80%  of  its  total
                                                  assets  in New York  municipal
                                                  securities.

PRINCIPAL RISKS

     An investment in any of the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share it may not do so and therefore it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Your Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

     The California Municipal Portfolio concentrates in California municipal securities and the New York Municipal Portfolio concentrates in New York municipal issuers so credit risk and market risk may be greater for those Portfolios.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.

[Data below represents bar chart in the printed piece]

             PRIMARY PORTFOLIO

               1991       5.62%
               1992       3.24%
               1993       2.42%
               1994       3.47%
               1995       5.19%
               1996       4.67%
               1997       4.88%
               1998       4.85%
               1999       4.45%
               2000       5.69%


     During the periods shown in the bar chart, the highest quarterly return was 1.65% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.59% (for the quarter ended 6/30/1993).

[Data below represents bar chart in the printed piece]

GOVERNMENT PORTFOLIO

       1991       5.46%
       1992       3.06%
       1993       2.25%
       1994       3.33%
       1995       5.03%
       1996       4.47%
       1997       4.63%
       1998       4.58%
       1999       4.21%
       2000       5.41%


     During the periods shown in the bar chart, the highest quarterly return was 1.54% (for the quarter ended 3/31/91) and the lowest quarterly return was 0.55% (for the quarter ended 9/30/1993).


[Data below represents bar chart in the printed piece]

GENERAL MUNICIPAL PORTFOLIO

          1991        4.1%
          1992       2.52%
          1993        1.7%
          1994       2.17%
          1995       3.12%
          1996       2.51%
          1997       2.76%
          1998       2.61%
          1999       2.32%
          2000       3.11%

     During the periods shown in the bar chart, the highest quarterly return was 1.11% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.39% (for the quarter ended 9/30/1993).

[Data below represents bar chart in the printed piece]

CALIFORNIA MUNICIPAL PORTFOLIO


      1992     2.45%
      1993     1.71%
      1994     2.12%
      1995      3.1%
      1996      2.4%
      1997     2.65%
      1998     2.35%
      1999     2.08%
      2000     2.61%


     During the periods shown in the bar chart, the highest quarterly return was 0.82% (for the quarter ended 6/30/1995) and the lowest quarterly return was 0.41% (for the quarter ended 6/30/1993).


[Data below represents bar chart in the printed piece]

NEW YORK MUNICIPAL PORTFOLIO

      1992         2.41%
      1993         1.62%
      1994         2.04%
      1995         3.09%
      1996         2.44%
      1997         2.68%
      1998         2.45%
      1999         2.19%
      2000         2.98%


     During the periods shown in the bar chart, the highest quarterly return was 1.04% (for the quarter ended 9/30/2000) and the lowest quarterly return was 0.38% (for the quarter ended 6/30/1993).

     The table below shows the average annual returns for one and five years and for the life of each Portfolio.


--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000

                                    PAST YEAR    PAST 5 YEARS   SINCE INCEPTION*
                                    ---------    ------------   ---------------
  Primary Portfolio ................   5.69%         4.91%          4.75%
  Government Municipal Portfolio ...   5.41%         4.66%          4.51%
  General Municipal Portfolio ......   3.11%         2.67%          2.92%
  California Municipal Portfolio ...   2.61%         2.42%          2.50%
  New York Municipal Portfolio .....   2.98%         2.54%          2.53%
--------------------------------------------------------------------------------

* The Primary Portfolio began operations on December 13, 1989. Each of the Government Portfolio and the General Municipal Portfolio began operations on February 14, 1990. The California Municipal Portfolio began operations on March 20, 1991. The New York Municipal Portfolio began operations on April 10, 1991.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.


--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.


ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS

                                                                          GENERAL    CALIFORNIA   NEW YORK
                                                PRIMARY    GOVERNMENT    MUNICIPAL    MUNICIPAL   MUNICIPAL
                                               PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                               ---------    ---------    ---------    ---------   ----------
Management Fees ............................     .41%         .50%         .49%         .50%         .47%
12b-1 (Distribution Plan) Fees .............     .25%         .25%         .25%         .25%         .25%
Other Expenses .............................     .16%         .24%         .23%         .19%         .29%
                                                 ----         ----         ----         ----        -----
Total Annual Fund Operating Expenses .......     .82%         .99%         .97%         .94%        1.01%
                                                 ====         ====         ====         ====        =====

----------------
* If the Investment Adviser did not waive a portion of its fee, Management Fees and Total Annual Fund Operating Expenses would have been .50% and 1.03%, respectively.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.


                                       1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                       ------    -------     -------    --------
Primary Portfolio ....................  $ 84      $262        $455      $1,014
Government Portfolio .................   101       315         547       1,213
General Municipal Portfolio ..........    99       309         536       1,190
California Municipal Portfolio .......    96       300         520       1,155
New York Municipal Portfolio .........   103       322         558       1,236


--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Q  What is the Portfolio's investment program?

A  The  Primary   Portfolio  is  a  money  market  fund  that  invests  in  U.S.
   dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q  What types of securities does the Portfolio buy?

A  The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or  guaranteed  by the U.S.  Government,  its agencies
       or  instrumentalities.  These   securities   are   called U.S. Government
       securities.

     o  Repurchase   agreements   collateralized  in  full  by  U.S.  Government
        securities.

Q  What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term "prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.


Q  Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q  What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q  What types of securities does the Portfolio buy?

A  The Government Portfolio invests in:

     o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

     o  Repurchase   agreements   collateralized  in  full  by  U.S.  Government
        securities.

Q  What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk. Other securities may have somewhat greater risk.

GENERAL MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?


A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.


Q  What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?


A The General Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q  Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term "prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.


CALIFORNIA MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q  What types of securities does the Portfolio buy?

A The California Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in California municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in money market securities that may be subject to Federal and/or California personal income taxes.

Q  What  is  the  credit  quality  of  the  California   Municipal   Portfolio's
   investments?


A The California Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.


Q Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. See page 8 for our description of "prime." The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal, New York State and New York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q  What types of securities does the Portfolio buy?

A The New York Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o  Lease  obligations  which  are  paid  by  money   appro-priated  by  the
        legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in New York municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in money market securities that may be subject to Federal and/or New York personal income taxes.

Q  What is the credit quality of the New York Municipal Portfolio's investments?


A The New York Municipal Portfolio invests in high quality money market instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.


Q Are the Portfolio's investments diversified?


A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term "prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated by only one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.


RISKS OF THE PORTFOLIOS

Q  What are the main risks of investing in the Portfolios?


A The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk. The Portfolios limit their investments to securities that OpCap Advisors believes present minimal credit risk.

   There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Adviser seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.


   There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.


   The California Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

   The New York Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certainNew York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Portfolio. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

   The General, California and New York Municipal Portfolios invest in lease obligations which are not as liquid as other municipal obligations. The Investment Adviser reviews the following factors to determine the liquidity of a lease obligation.

     o frequency of trades and quoted prices for the obligation

     o the number of dealers willing to purchase or sell the security and the number of other potential purchasers

     o the willingness of dealers to undertake to make a market in the security

     o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.


--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

     The Fund's Board of Directors has hired OpCap Advisors to serve as investment adviser to the Portfolios.

     OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $37 billion of assets under management as of February 28, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.

     OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.


     OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.


     The Portfolios of the Fund paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2000:


     Primary Portfolio .......................  41%
     Government Portfolio .................... .50%
     General Municipal Portfolio. ............ .49%
     California Municipal Portfolio .......... .50%
     New York Municipal Portfolio ............ .47%*

----------------
* If OpCap Advisors did not waive a portion of its fee, it would have received 0.50%.

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

     You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

     There  are  no  minimum   amounts   required  for  either   investments  or
withdrawals.

INITIAL INVESTMENTS (PURCHASES)

     Contact your CIBC Oppenheimer Account Executive to arrange for an initial investment in a Portfolio of the Fund. You may use the Portfolio either as the money market fund tied to your CIBC Oppenheimer securities account through CIBC Oppenheimer's sweep service or as an additional investment position held in your securities account.

     The "sweep" means that cash is automatically invested in the Portfolio of your choice when the cash becomes available in your CIBC Oppenheimer securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from your Portfolio when appropriate to cover purchases or other activities in your account.

SUBSEQUENT INVESTMENTS (PURCHASES)

     Mail or deliver your check, payable to CIBC World Markets, to your CIBC Oppenheimer Account Executive. Please write your securities account number and the Portfolio name on the check. If you wish to make an investment by sending a wire from your bank, contact your CIBC Oppenheimer Account Executive to obtain wiring instructions.

WITHDRAWALS (REDEMPTIONS)

     For withdrawals other than those automatically activated by the sweep, please instruct your CIBC Oppenheimer Account Executive as to the withdrawal amount and the delivery of the proceeds. Redemption orders are processed the next business day after they are received by the Fund's transfer agent.

REDEMPTIONS OVER $250,000

     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------


     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (but not from the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York State and New York City income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.


--------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
--------------------------------------------------------------------------------


     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OpCap Advisors 0.25 of 1% of the Portfolio's average daily net assets. OpCap Advisors pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.



                                 INCOME FROM OPERATIONS                              DIVIDENDS AND DISTRIBUTIONS
                           ----------------------------------------------- -------------------------------------------------------
                                                                                           DISTRIBUTIONS
                                                                                                TO           TOTAL
                                                     NET                   DIVIDENDS TO        SHARE-      DIVIDENDS
                           NET ASSET               REALIZED       TOTAL    SHAREHOLDERS       HOLDERS         AND        NET ASSET
                             VALUE,      NET      GAIN (LOSS)    INCOME      FROM NET         FROM NET    DISTRIBUTIONS    VALUE,
                           BEGINNING  INVESTMENT     ON           FROM      INVESTMENT        REALIZED         TO         END OF
                           OF YEAR      INCOME    INVESTMENT    OPERATIONS    INCOME           GAINS      SHAREHOLDERS      YEAR

PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ...................   $1.00       $0.06      $(0.00)       $0.06      $(0.06)          $(0.00)       $(0.06)        $1.00
  1999 ...................    1.00        0.04        0.00         0.04       (0.04)              --         (0.04)         1.00
  1998 ...................    1.00        0.05        0.00         0.05       (0.05)              --         (0.05)         1.00
  1997 ...................    1.00        0.05       (0.00)        0.05       (0.05)              --         (0.05)         1.00
  1996 ...................    1.00        0.05       (0.00)        0.05       (0.05)           (0.00)        (0.05)         1.00
GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ...................   $1.00       $0.05       $0.00        $0.05      $(0.05)          $(0.00)       $(0.05)        $1.00
  1999 ...................    1.00        0.04        0.00         0.04       (0.04)              --         (0.04)         1.00
  1998 ...................    1.00        0.05        0.00         0.05       (0.05)              --         (0.05)         1.00
  1997 ...................    1.00        0.05        0.00         0.05       (0.05)              --         (0.05)         1.00
  1996 ...................    1.00        0.04        0.00         0.04       (0.04)           (0.00)        (0.04)         1.00
GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ...................   $1.00       $0.03      $(0.00)       $0.03      $(0.03)              --        $(0.03)        $1.00
  1999 ...................    1.00        0.02       (0.00)        0.02       (0.02)              --         (0.02)         1.00
  1998 ...................    1.00        0.03       (0.00)        0.03       (0.03)              --         (0.03)         1.00
  1997 ...................    1.00        0.03       (0.00)        0.03       (0.03)              --         (0.03)         1.00
  1996 ...................    1.00        0.03        0.00         0.03       (0.03)              --         (0.03)         1.00
CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ...................   $1.00       $0.03          --        $0.03      $(0.03)              --        $(0.03)        $1.00
  1999 ...................    1.00        0.02          --         0.02       (0.02)              --         (0.02)         1.00
  1998 ...................    1.00        0.02          --         0.02       (0.02)              --         (0.02)         1.00
  1997 ...................    1.00        0.03      $(0.00)        0.03       (0.03)              --         (0.03)         1.00
  1996 ...................    1.00        0.02          --         0.02       (0.02)              --         (0.02)         1.00
NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ...................   $1.00       $0.03       $0.00        $0.03      $(0.03)              --        $(0.03)        $1.00
  1999 ...................    1.00        0.02        0.00         0.02       (0.02)              --         (0.02)         1.00
  1998 ...................    1.00        0.03          --         0.03       (0.03)              --         (0.03)         1.00
  1997 ...................    1.00        0.03       (0.00)        0.03       (0.03)              --         (0.03)         1.00
  1996 ...................    1.00        0.03          --         0.03       (0.03)              --         (0.03)         1.00

                                    RATIOS TO
                                     AVERAGE
                                   NET ASSETS
             NET ASSETS,   --------------------------
               END OF                         NET
 TOTAL          YEAR                       INVESTMENT
RETURN(1)    (MILLIONS)    EXPENSES(2)       INCOME
  5.64%       $2,612.9         0.82%          5.49%
  4.41         2,463.3         0.82           4.32
  4.90         2,572.4         0.83           4.78
  4.85         2,166.6         0.85           4.75
  4.69         1,712.6         0.91           4.60



  5.34%         $72.8          0.99%          5.21%
  4.17           84.0          0.95           4.09
  4.63          112.1          0.98(3)        4.53(3)

  4.60          100.0          0.98(3)        4.51(3)
  4.51          101.1          1.00(3)        4.41(3)



  3.06%        $123.1          0.97%          3.00%
  2.29          120.0          0.93           2.26
  2.66          171.8          0.92           2.62
  2.74          137.0          0.96           2.70
  2.56          122.3          0.99           2.53



  2.58%         $75.2          0.94%          2.56%
  2.06           66.5          0.91           2.03
  2.39           70.4          0.95           2.36
  2.68           55.7          0.90(4)        2.64(4)
  2.42           53.4          0.85(4)        2.42(4)



  2.94%         $58.6          1.01%(5)       2.89%(5)

  2.16           55.3          0.96           2.11
  2.50           84.1          0.98           2.46
  2.66           73.2          0.98(5)        2.63(5)

  2.50           60.0          0.97(5)        2.45(5)


--------------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits.

(3) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, respectively, for the year ended November 30, 1997, and 1.00% and 4.41%, respectively, for the year ended November 30, 1996.

(4) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended
    November 30, 1997 and 0.97% and 2.30%, respectively, for the year ended November 30, 1996.
(5) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.03% and 2.86%, respectively, for the year ended November 30, 2000, 0.99% and 2.62%, respectively, for the year ended November 30, 1997, and 0.98% and 2.44%, respectively, for the year ended November 30, 1996.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISER MAY INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:

CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.


GENERAL MUNICIPAL, CALIFORNIA MUNICIPAL AND NEW YORK MUNICIPAL PORTFOLIOS:
VARIABLE RATE OBLIGATIONS


     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.


     The Investment Adviser will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Adviser may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

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













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

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS:Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your account executive or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

         After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

         Telephone: 1-202-942-8090


         Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov. (Investment Company Act file no. 811-05731)



MARCH 30, 2001




OCC CASH RESERVES

     o   Primary Portfolio
     o   Government Portfolio
     o   General Municipal Portfolio
     o   California Municipal Portfolio

     o   New York Municipal Portfolio


----------
PROSPECTUS
----------






CIBC [LOGO]
WORLD MARKETS

                                                                         GENERIC
                                                                         VERSION


                             OCC CASH RESERVES, INC.
                            PROSPECTUS MARCH 30, 2001

OCC CASH RESERVES, INC. (the Fund") is an open-end investment company with the following investment portfolios.



                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO

                         CALIFORNIA MUNICIPAL PORTFOLIO

                          NEW YORK MUNICIPAL PORTFOLIO



     The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Risk/Return Summary .......................................................    3

Portfolio Fees and Expenses ...............................................    7

Principal Investment Strategies and Related Risks .........................    8

Management ................................................................   12

Shareholder Information ...................................................   13

Dividends and Distributions ...............................................   15

Taxes .....................................................................   15

Distribution Plan .........................................................   15

Financial Highlights ......................................................   16

Appendix ..................................................................   17

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio ...............  Safety of  principal,  liquidity  and maximum current income from money market securities

Government Portfolio ............  Safety of  principal,  liquidity  and maximum current income from money market securities

General Municipal Portfolio .....  Safety of  principal,  liquidity  and maximum current income exempt from Federal income taxes from money market securities

California Municipal Portfolio ..  Safety of  principal,  liquidity  and maximum current income exempt from Federal and California personal income taxes from money market securities

New York Municipal Portfolio ....  Safety of  principal,  liquidity  and maximum current income exempt from Federal, New York State and New York City income taxes from money market securities


The Portfolios are money market funds.

PRINCIPAL INVESTMENT STRATEGIES

     o The Primary Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less, including U.S. government securities, U.S. dollar denominated certificates of deposit and bankers acceptances, domestic or foreign commercial paper and repurchase agreements. The Primary Portfolio normally invests at least 25% of its total assets in bank obligations.

     o The Government Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less including U.S. government securities and repurchase agreements.

     o The General Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less including municipal notes, short-term bonds, short-term discount notes and participation interests in those securities. The Portfolio normally invests at least 80% of its total assets in municipal securities.

     o The California Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from Federal and California personal income taxes. The Portfolio normally invests at least 80% of its total assets in California municipal securities.

     o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from Federal, New York State and New York City income taxes. The Portfolio normally invests at least 80% of its total assets in New York municipal securities.

PRINCIPAL RISKS

     An investment in any of the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share it may not do so and therefore it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Your Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

     The California Municipal Portfolio concentrates in California municipal securities and the New York Municipal Portfolio concentrates in New York municipal issuers so credit risk and market risk may be greater for those Portfolios.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.

                                PRIMARY PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
   5.62%   3.24%   2.42%   3.47%   5.19%   4.67%   4.88%   4.85%   4.45%   5.69%


     During the periods shown in the bar chart, the highest quarterly return was 1.65% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.59% (for the quarter ended 6/30/1993).

                              GOVERNMENT PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
   5.46%   3.06%   2.25%   3.33%   5.03%   4.47%   4.63%   4.58%   4.21%   5.41%

     During the periods shown in the bar chart, the highest quarterly return was 1.54% (for the quarter ended 3/31/91) and the lowest quarterly return was 0.55% (for the quarter ended 9/30/1993).

                          GENERAL MUNICIPAL PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
   4.10%   2.52%   1.70%   2.17%   3.12%   2.51%   2.76%   2.61%   2.32%   3.11%

     During the periods shown in the bar chart, the highest quarterly return was 1.11% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.39% (for the quarter ended 9/30/1993).

                         CALIFORNIA MUNICIPAL PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   1992     1993     1994     1995     1996     1997     1998     1999     2000
   2.45%    1.71%    2.12%    3.10%    2.40%    2.65%    2.35%    2.08%    2.61%

     During the periods shown in the bar chart, the highest quarterly return was 0.82% (for the quarter ended 6/30/1995) and the lowest quarterly return was 0.41% (for the quarter ended 6/30/1993).

                          NEW YORK MUNICIPAL PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

 1992     1993     1994     1995     1996     1997     1998     1999     2000
 2.41%    1.62%    2.04%    3.09%    2.44%    2.68%    2.45%    2.19%    2.98%


     During the periods shown in the bar chart, the highest quarterly return was 1.04% (for the quarter ended 9/30/2000) and the lowest quarterly return was 0.38% (for the quarter ended 6/30/1993).

     The table below shows the average annual returns for one and five years and for the life of each Portfolio.


      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000


                                                           PAST         SINCE
                                            PAST YEAR     5 YEARS     INCEPTION*
                                              ----         ----          ----


Primary Portfolio .......................     5.69%        4.91%         4.75%
Government Municipal Portfolio ..........     5.41%        4.66%         4.51%
General Municipal Portfolio .............     3.11%        2.67%         2.92%
California Municipal Portfolio ..........     2.61%        2.42%         2.50%
New York Municipal Portfolio ............     2.98%        2.54%         2.53%


* The Primary Portfolio began operations on December 13, 1989. Each of the Government Portfolio and the General Municipal Portfolio began operations on February 14, 1990. The California Municipal Portfolio began operations on March 20, 1991. The New York Municipal Portfolio began operations on April 10, 1991.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.


--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.


ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS

                                                             GENERAL  CALIFORNIA   NEW YORK
                                       PRIMARY  GOVERNMENT  MUNICIPAL  MUNICIPAL  MUNICIPAL
                                      PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO*
                                      ---------  ---------  ---------  ---------  ----------
Management Fees                          .41%      .50%       .49%       .50%        .47%
12b-1 (Distribution Plan) Fees           .25%      .25%       .25%       .25%        .25%
Other Expenses                           .16%      .24%       .23%       .19%        .29%
                                         ----      ----       ----       ----        -----
Total Annual Fund Operating Expenses     .82%      .99%       .97%       .94%        1.01%
                                         ====      ====       ====       ====        =====

----------

* If the Investment Adviser did not waive a portion of its fee, Management Fees and Total Annual Fund Operating Expenses would have been .50% and 1.03%, respectively.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.


                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                            ---       ---       ---       -----
Primary Portfolio ......................   $ 84      $262      $455      $1,014
Government Portfolio ...................    101       315       547       1,213
General Municipal Portfolio ............     99       309       536       1,190
California Municipal Portfolio .........     96       300       520       1,155
New York Municipal Portfolio ...........    103       322       558       1,236


--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Q  What is the Portfolio's investment program?

A  The  Primary   Portfolio  is  a  money  market  fund  that  invests  in  U.S.
   dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q  What types of securities does the Portfolio buy?

A  The Primary Portfolio invests in:

      o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

      o Commercial paper and participation interests in loans made by banks to corporations.

      o Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are called U.S. Government securities.

      o  Repurchase  agreements   collateralized  in  full  by  U.S.  Government
         securities.

Q  What is the credit quality of the Primary Portfolio's investments?


A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.


Q  Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q  What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q  What types of securities does the Portfolio buy?

A  The Government Portfolio invests in:

      o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

      o  Repurchase  agreements   collateralized  in  full  by  U.S.  Government
         securities.

Q  What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk. Other securities may have somewhat greater risk.

GENERAL MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?

A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.



Q  What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

      o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

      o  Lease  obligations  which  are  paid  by  money   appropriated  by  the
         legislature on a periodic basis.

      o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q  What is the credit quality of the General Municipal Portfolio's investments?


A The General Municipal Portfolio invests in high quality money market instruments. The term high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q  Are the Portfolio's investments diversified?


A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.


CALIFORNIA MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q  What types of securities does the Portfolio buy?

A The California Municipal Portfolio invests in the following types of municipal securities:

      o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

      o  Lease  obligations  which  are  paid  by  money   appropriated  by  the
         legislature on a periodic basis.

      o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

      At  least  80% of  the  Portfolio's  total  assets  will  be  invested  in
      California municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in money market securities that may be subject to Federal and/or California personal income taxes.

Q  What  is  the  credit  quality  of  the  California   Municipal   Portfolio's
   investments?


A The California Municipal Portfolio invests in high quality money market instruments. The term high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.


Q  Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. See page 8 for our description of prime." The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q  What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal, New York State and New York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q  What types of securities does the Portfolio buy?

A The New York Municipal Portfolio invests in the following types of municipal securities:

      o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

      o  Lease  obligations  which  are  paid  by  money   appropriated  by  the
         legislature on a periodic basis.

      o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

   At least 80% of the Portfolio's total assets will be invested in New York municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in money market securities that may be subject to Federal and/or New York personal income taxes.

Q  What is the credit quality of the New York Municipal Portfolio's investments?


A The New York Municipal Portfolio invests in high quality money market instruments. The term high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.


Q  Are the Portfolio's investments diversified?


A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The term prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated by only one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.


RISKS OF THE PORTFOLIOS

Q  What are the main risks of investing in the Portfolios?


A The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk. The Portfolios limit their investments to securities that the Investment Adviser believes present minimal credit risk.

   There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Adviser seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.


   There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.


   The California Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

   The New York Municipal Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Portfolio. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

   The General, California and New York Municipal Portfolios invest in lease obligations which are not as liquid as other municipal obligations. The Investment Adviser reviews the following factors to determine the liquidity of a lease obligation.


      o  frequency of trades and quoted prices for the obligation

      o the number of dealers willing to purchase or sell the security and the number of other potential purchasers

      o the willingness of dealers to undertake to make a market in the security

      o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.


--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

   The Fund's Board of Directors has hired OpCap Advisors to serve as investment adviser to the Portfolios.

   OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $37 billion of assets under management as of February 28, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.


   OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.

   OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.


   The Portfolios paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2000:

     Primary Portfolio ..........................................  .41%
     Government Portfolio .......................................  .50%
     General Municipal Portfolio ................................  .49%
     California Municipal Portfolio .............................  .50%
     New York Municipal Portfolio ...............................  .47%*

----------
* If OpCap Advisors did not waive a portion of its fee, it would have received 0.50%.

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

   You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS--NEW INVESTMENTS

A. WHEN FUNDS ARE SENT BY WIRE (the wire method permits immediate credit)


      1) Telephone the Fund toll-free at 800-401-6672 during business hours. A service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account, (c) your taxpayer identification number (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with an account number.


      2) Instruct your bank to wire Federal Funds (minimum $1,000) to the Fund's custodian and transfer agent (P.O. Box 8505, Boston, MA 02266) exactly as follows and precisely in the order presented:

RECEIVING BANK INFORMATION:

     State Street Bank and Trust Company
     Attn: Custody
     ABA#011000028

BENEFICIARY INFORMATION:

     BNF=OCC Cash Reserves

(SPECIFY  PRIMARY,  GOVERNMENT,  GENERAL  MUNICIPAL,   CALIFORNIA  OR  NEW  YORK
MUNICIPAL PORTFOLIO)

     AC=99043838

OTHER BENEFICIARY INFORMATION:

     OBI=OCC Cash Reserves

Shareholder account name      }    As registered
Shareholder account number    }    with the Fund

3) Mail a completed Application Form to:


   BFDS
   Attn: OCC Cash Reserves
   P.O. Box 8505
   Boston, MA 02266

B. WHEN INVESTMENTS ARE SENT BY CHECK


      1) Fill out an Application Form

      2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000) payable to OCC Cash Reserves--Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above.

SUBSEQUENT INVESTMENTS (PURCHASES)

A. INVESTMENTS BY WIRE (to obtain immediate credit)

Instruct your bank to wire Federal Funds (minimum $100) as in A(2) above.

B. INVESTMENTS BY CHECK

   Mail your check or negotiable bank draft (minimum $100), payable to OCC Cash Reserves--Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above. Include with the check or draft the next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

C. INVESTMENTS BY AUTOMATED CLEARING HOUSE (requires pre-arrangement)

   You may transfer amounts of $100 and more by ACH from your bank account to your Fund account by telephoning the Fund toll-free at 800-401-6672 and talking with our service representative during business hours. When placing an order, be prepared to provide your Portfolio number (Primary-55, Government-56, General Municipal-57, California Municipal-23 and New York Municipal-24) and your account and personal identification numbers. Allow approximately two business days after your order for the money to be received by the Fund.

WITHDRAWALS (REDEMPTIONS)

A. WITHDRAWALS BY TELEPHONE


   You may transfer any amount from your Fund account to your designated bank account by telephoning toll-free at 800-401-6672 and talking with a service representative during business hours. You may order such withdrawals of $1,000 or more to be sent by wire, withdrawals of $100 or more to be sent by the Automated Clearing House (ACH) system, or withdrawals of any amount to be sent by check. When placing an order, be prepared to provide your Portfolio number and your account and personal identification numbers.


   For withdrawals being sent by wire: if your telephone order is received by the Fund prior to 12:00 Noon (New York time), your bank will receive the requested amount the same day; if your telephone order is received after 12:00 Noon, your bank will receive the requested amount the next business day; for ACH transfers, allow approximately two business days for the amount to be received by your bank. For transfers you order to be sent by check, the Fund will mail the check the next business day. Withdrawals by any method are made without any charge to you.

B. WITHDRAWALS BY CHECKWRITING


   Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee in any amount of $250 or more. Different checkwriting services may be offered by participating broker-dealers. There are no separate charges for regular checkwriting. The Fund's agent for all checkwriting services, State Street Bank, will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. To establish checkwriting, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund Account, contact the Fund by telephone or mail. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.


   You cannot close out your account by checkwriting, however, because your shares continue to earn dividends and fluctuate in value until the check is presented for payment.

C. WITHDRAWALS BY MAIL

   You may withdraw any amount from your account at any time by mail. Written orders for withdrawals should be mailed to OCC Cash Reserves, P.O. Box 8505 Boston, MA 02266. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption must be signed by all owners of the account with the signatures guaranteed by an eligible guarantor.


REDEMPTIONS OVER $250,000


     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

OBTAINING AN APPLICATION FORM--ASSISTANCE

     If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at 800-401-6672 during business hours.


     If your account is to be maintained through a brokerage firm or other institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution. Institutions may charge a fee for providing such assistance.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.


--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------


     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (but not from the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York State and New York City income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.


--------------------------------------------------------------------------------
                               DISTRIBUTION PLAN
--------------------------------------------------------------------------------


     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OpCap Advisors 0.25 of 1% of the Portfolio's average daily net assets. OpCap Advisors pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.


                                                                                                                  RATIOS TO AVERAGE
                         INCOME FROM OPERATIONS         DIVIDENDS AND DISTRIBUTIONS                                   NET ASSETS
                  -----------------------------------  -----------------------------                              -----------------
                                                       DIVIDENDS  DISTRI-
                                      NET                 TO     BUTIONS     TOTAL
                                   REALIZED             SHARE-      TO     DIVIDENDS
                                     GAIN               HOLDERS   SHARE-      AND     NET                NET
                  NET ASSET   NET   (LOSS)     TOTAL   FROM NET   HOLDERS   DISTRI-  ASSET              ASSETS,             NET
                    VALUE,  INVEST-   ON       INCOME   INVEST-  FROM NET   BUTIONS  VALUE,             END OF             INVEST-
                  BEGINNING  MENT   INVEST-     FROM     MENT    REALIZED    SHARE-  END OF  TOTAL       YEAR    EXPENSES   MENT
                   OF YEAR  INCOME   MENTS   OPERATIONS INCOME    GAINS     HOLDERS   YEAR  RETURN(1) (MILLIONS)    (2)    INCOME
                  --------- ------ --------- ---------- ------   --------  --------  ------ --------   --------  --------  ------
PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.06   $(0.00)    $0.06   $(0.06)   $(0.00)  $(0.06)    $1.00    5.64%    $2,612.9    0.82%    5.49%
  1999 ........     1.00     0.04     0.00      0.04    (0.04)       --    (0.04)     1.00    4.41      2,463.3    0.82     4.32
  1998 ........     1.00     0.05     0.00      0.05    (0.05)       --    (0.05)     1.00    4.90      2,572.4    0.83     4.78
  1997 ........     1.00     0.05    (0.00)     0.05    (0.05)       --    (0.05)     1.00    4.85      2,166.6    0.85     4.75
  1996 ........     1.00     0.05    (0.00)     0.05    (0.05)    (0.00)   (0.05)     1.00    4.69      1,712.6    0.91     4.60
GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.05    $0.00     $0.05    $(0.05)  $(0.00)  $(0.05)    $1.00    5.34%    $   72.8    0.99%    5.21%
  1999 ........     1.00     0.04     0.00      0.04    (0.04)       --    (0.04)     1.00    4.17         84.0    0.95     4.09
  1998 ........     1.00     0.05     0.00      0.05    (0.05)       --    (0.05)     1.00    4.63        112.1    0.98(3)  4.53(3)
  1997 ........     1.00     0.05     0.00      0.05    (0.05)       --    (0.05)     1.00    4.60        100.0    0.98(3)  4.51(3)
  1996 ........     1.00     0.04     0.00      0.04    (0.04)    (0.00)   (0.04)     1.00    4.51        101.1    1.00(3)  4.41(3)
GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED, NOVEMBER 30,
  2000 ........    $1.00    $0.03   $(0.00)    $0.03   $(0.03)       --   $(0.03)    $1.00    3.06%    $  123.1    0.97%    3.00%
  1999 ........     1.00     0.02    (0.00)     0.02    (0.02)       --    (0.02)     1.00    2.29        120.0    0.93     2.26
  1998 ........     1.00     0.03    (0.00)     0.03    (0.03)       --    (0.03)     1.00    2.66        171.8    0.92     2.62
  1997 ........     1.00     0.03    (0.00)     0.03    (0.03)       --    (0.03)     1.00    2.74        137.0    0.96     2.70
  1996 ........     1.00     0.03     0.00      0.03    (0.03)       --    (0.03)     1.00    2.56        122.3    0.99     2.53
CALIFORNIA MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.03       --     $0.03    $(0.03)      --   $(0.03)    $1.00    2.58%    $   75.2    0.94%    2.56%
  1999 ........     1.00     0.02       --      0.02    (0.02)       --    (0.02)     1.00    2.06         66.5    0.91     2.03
  1998 ........     1.00     0.02       --      0.02    (0.02)       --    (0.02)     1.00    2.39         70.4    0.95     2.36
  1997 ........     1.00     0.03    $(0.00)    0.03    (0.03)       --    (0.03)     1.00    2.68         55.7    0.90(4)  2.64(4)
  1996 ........     1.00     0.02       --      0.02    (0.02)       --    (0.02)     1.00    2.42         53.4    0.85(4)  2.42(4)
NEW YORK MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.03    $0.00     $0.03   $(0.03)       --   $(0.03)    $1.00    2.94%    $   58.6    1.01%(5) 2.89%(5)
  1999 ........     1.00     0.02     0.00      0.02    (0.02)       --    (0.02)     1.00    2.16         55.3    0.96     2.11
  1998 ........     1.00     0.03       --      0.03    (0.03)       --    (0.03)     1.00    2.50         84.1    0.98     2.46
  1997 ........     1.00     0.03    (0.00)     0.03    (0.03)       --    (0.03)     1.00    2.66         73.2    0.98(5)  2.63(5)
  1996 ........     1.00     0.03       --      0.03    (0.03)       --    (0.03)     1.00    2.50         60.0    0.97(5)  2.45(5)

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of expenses offset by earnings credits.

(3) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, respectively, for the year ended November 30, 1997, and 1.00% and 4.41%, respectively, for the year ended November 30, 1996.

(4) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended
     November 30, 1997 and 0.97% and 2.30%, respectively, for the year ended November 30, 1996.

(5) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.03% and 2.86%, respectively, for the year ended November 30, 2000, 0.99% and 2.62%, respectively, for the year ended November 30, 1997, and 0.98% and 2.44%, respectively, for the year ended November 30, 1996.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------



     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISER MAY INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:


     CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

     COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

     REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

     BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.





GENERAL MUNICIPAL, CALIFORNIA MUNICIPAL AND NEW YORK MUNICIPAL PORTFOLIOS:


     VARIABLE RATE OBLIGATIONS

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

     PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

     MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.


     The Investment Adviser will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Adviser may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                     [LOGO]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





     o Primary Portfolio

     o Government Portfolio

     o General Municipal Portfolio

     o California Municipal Portfolio

     o New York Municipal Portfolio


(Investment Company Act file no. 811-05731)


PROSPECTUS


March 30, 2001



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         UNIFIED
                                                                         VERSION


                             OCC CASH RESERVES, INC.
                            PROSPECTUS MARCH 30, 2001


OCC CASH RESERVES, INC. (the "Fund") is an open-end investment company with the following investment portfolios.


                                PRIMARY PORTFOLIO

                              GOVERNMENT PORTFOLIO

                           GENERAL MUNICIPAL PORTFOLIO


The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary ........................................................   3


Portfolio Fees and Expenses ................................................   6

Principal Investment Strategies and Related Risks ..........................   6

Management .................................................................   9

Shareholder Information ....................................................   9

Dividends and Distributions ................................................  11

Taxes ......................................................................  11

Distribution Plan ..........................................................  12

Financial Highlights .......................................................  12

Appendix ...................................................................  13

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT GOALS

Primary Portfolio .....  Safety of  principal,  liquidity  and  maximum  current income from money market securities

Government Portfolio ..  Safety of  principal,  liquidity  and  maximum  current income from money market securities

General Municipal
  Portfolio ...........  Safety  of  principal,  liquidity  and maximum  current income exempt from Federal income taxes from money market securities


The Portfolios are money market funds.


PRINCIPAL INVESTMENT STRATEGIES

     o The Primary Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less, including U.S. government securities, U.S. dollar denominated certificates of deposit and bankers acceptances, domestic or foreign commercial paper and repurchase agreements. The Primary Portfolio normally invests at least 25% of its total assets in bank obligations.

     o The Government Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less including U.S. government securities and repurchase agreements.

     o The General Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less including municipal notes, short-term municipal bonds, short-term discount notes and participation interests in those securities. The Portfolio normally invests at least 80% of its total assets in municipal securities.



PRINCIPAL RISKS

     An investment in any of the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share it may not do so and therefore it is possible to lose money by investing in a Portfolio. A Portfolio's yield will vary with fluctuations in available market interest rates.

     Your Portfolio's net asset value, yield and total return could be affected by:

     o INTEREST RATE RISK--When interest rates rise, the value of fixed income securities falls

     o CREDIT RISK--Issuers of debt instruments cannot make principal and/or interest payments on time

     o MARKET RISK--Changes in the economy in general that cause the prices of fixed income securities to fall.

BAR CHART AND PERFORMANCE TABLE

     The bar charts below show the performance of each Portfolio from year to year over the past full calendar years during the life of each Portfolio and describe the best and worst calendar quarter returns during the same periods for each Portfolio.



     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.



                                PRIMARY PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   5.62%   3.24%   2.42%   3.47%   5.19%   4.67%   4.88%   4.85%   4.45%   5.69%
   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000



     During the periods shown in the bar chart, the highest quarterly return was 1.65% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.59% (for the quarter ended 6/30/1993).


                              GOVERNMENT PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   5.46%   3.06%   2.25%   3.33%   5.03%   4.47%   4.63%   4.58%   4.21%   5.41%
   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

     During the periods shown in the bar chart, the highest quarterly return was 1.54% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.55% (for the quarter ended 9/30/1993).

                          GENERAL MUNICIPAL PORTFOLIO

         [The table below represents a bar chart in the printed piece.]

   4.10%   2.52%   1.70%   2.17%   3.12%   2.51%   2.76%   2.61%   2.32%   3.11%
   1991    1992    1993    1994    1995    1996    1997    1998    1999    2000


     During the periods shown in the bar chart, the highest quarterly return was 1.11% (for the quarter ended 3/31/1991) and the lowest quarterly return was 0.39% (for the quarter ended 9/30/1993).

     The table below shows the average annual returns for one and five years and for the life of each Portfolio.


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                               PAST     SINCE
                                                 PAST YEAR   5 YEARS  INCEPTION*
                                                 ---------   -------  ---------


  Primary Portfolio ...........................    5.69%      4.91%     4.75%
  Government Municipal Portfolio ..............    5.41%      4.66%     4.51%
  General Municipal Portfolio .................    3.11%      2.67%     2.92%
--------------------------------------------------------------------------------

* The Primary Portfolio began operations on December 13, 1989. The Government and the General Municipal Portfolios began operations on February 14, 1990.

     The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


     This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

SHAREHOLDER FEES--FEES YOU PAY DIRECTLY

     There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

ANNUAL FUND OPERATING EXPENSES--EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS


                                                                      GENERAL
                                          PRIMARY      GOVERNMENT    MUNICIPAL
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         ---------     ---------     ---------
Management Fees .......................    .41%          .50%          .49%
12b-1 (Distribution Plan) Fees ........    .25%          .25%          .25%
Other Expenses ........................    .16%          .24%          .23%
                                           ---           ---           ---
Total Annual Fund Operating Expenses ..    .82%          .99%          .97%
                                           ===           ===           ===


EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.

                                             1 YEAR  3 YEARS   5 YEARS  10 YEARS
                                              ----     ----     ----     ------


Primary Portfolio .........................   $ 84     $262     $455     $1,014
Government Portfolio ......................    101      315      547      1,213
General Municipal Portfolio ...............     99      309      536      1,190


--------------------------------------------------------------------------------
                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------



PRIMARY PORTFOLIO

Q What is the Portfolio's investment program?

A The  Primary   Portfolio   is  a  money  market  fund  that  invests  in  U.S.
  dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q What types of securities does the Portfolio buy?

A The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government,  its agencies or
       instrumentalities.   These   securities   are  called   U.S.   Government
       securities.

     o Repurchase   agreements   collateralized  in  full  by  U.S.   Government
       securities.

Q What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. The term "prime" signifies securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.


Q Are the Portfolio's investments diversified?


A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.


GOVERNMENT PORTFOLIO

Q What is the Portfolio's investment program?

A The  Government  Portfolio  is a  money  market  fund  that  invests  in  U.S.
  dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q What types of securities does the Portfolio buy?

A The Government Portfolio invests in:

    o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

    o Repurchase   agreements   collateralized   in  full  by  U.S.   Government
      securities.

Q What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk. Other securities may have somewhat greater risk.

GENERAL MUNICIPAL PORTFOLIO

Q What is the Portfolio's investment program?

A The General  Municipal  Portfolio  is a money market fund that invests in U.S.
  dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

    o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith and credit including its taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

    o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

    o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

    At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?

A The  General  Municipal   Portfolio  invests  in  high  quality  money  market
  instruments. The term "high quality" indicates securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.


Q Are the Portfolio's investments diversified?


A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The term "prime" indicates securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one agency or if the security is unrated, determined by the Investment Adviser to be equivalent to an issue having the highest rating from such a rating agency. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

RISKS OF THE PORTFOLIOS


Q What are the main risks of investing in the Portfolios?


A The Portfolios are managed to maintain a constant share price of $1.00 per share but there is no assurance of success. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk. The Portfolios limit their investments to securities that the Investment Adviser believes present minimal credit risk.

  There is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. The Investment Adviser seeks to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.


  There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.


  The General Municipal Portfolio invests in lease obligations which are not as liquid as other municipal obligations. The Investment Adviser reviews the following factors to determine the liquidity of a lease obligation.


    o frequency of trades and quoted prices for the obligation

    o the number of dealers willing to purchase or sell the security and the number of other potential purchasers

    o the willingness of dealers to undertake to make a market in the security

    o the nature of the marketplace trades including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------


The Fund's Board of Directors has hired OpCap Advisors to serve as investment adviser to the Portfolios.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $37 billion of assets under management as of February 28, 2001. The mailing address is 1345 Avenue of the Americas, New York, New York 10105.


OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.


OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.

The Portfolios paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 2000:


       Primary Portfolio                   .41%
       Government Portfolio                .50%
       General Municipal Portfolio         .49%



--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF PORTFOLIO SHARES

     You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

SHAREHOLDER SERVICING AGENT


     Unified Financial Securities, Inc. (800-UMC-FUND (800-862-3863)) is the shareholder servicing agent for


     o former shareholders of the AMA Family of Funds

     o clients of 225 Liberty Street Advisors, L.P.

     o former shareholders of the Unified Funds and Liquid Green Trust

     o accounts that participated or participate in a retirement plan for which Unified Investment advisors, L.P. or one of its affiliates acts as a custodian or trustee


     o accounts for which Unified Financial Securities, Inc. is the broker or dealer


OPENING ACCOUNTS--NEW INVESTMENTS


A. WHEN INVESTMENTS ARE SENT BY WIRE (the wire method permits immediate credit)


     1) Telephone Unified toll-free at 800-UMC-FUND (800-862-3863) during business hours. A service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account, (c) your taxpayer identification number (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with an account number.

     2) Instruct your bank to wire Federal Funds (see minimum below) exactly as follows and precisely in the order presented:

RECEIVING BANK INFORMATION:

     Fifth Third Bank (Cincinnati, OH)
     ABA#42000314

BENEFICIARY INFORMATION:

     BNF=OCC Cash Reserves

(SPECIFY PRIMARY, GOVERNMENT, GENERAL MUNICIPAL,
CALIFORNIA OR NEW YORK MUNICIPAL PORTFOLIO)

      AC=71575485

OTHER BENEFICIARY INFORMATION:

      OBI=OCC Cash Reserves

Your account name             }       As registered
Your account number           }       with the Fund

     There is a $1,000 minimum to open a new account, except that there is no minimum for opening Individual Retirement Accounts or other retirement plans.

3)   Mail a completed Application Form to:


     Unified Financial Securities, Inc.
     P.O. Box 6110
     Indianapolis, IN 46206-6110


for other than U.S. Postal Service mail:


     Unified Financial Securities, Inc.
     431 North Pennsylvania Street
     Indianapolis, IN 46204-1806


B.   WHEN FUNDS ARE SENT BY CHECK

     1)   Complete the New Account Application

     2) Mail the completed Application along with your check, money order or Federal Reserve bank draft (see minimum under A(2) above) payable to the OCC Cash Reserves Portfolio you have selected, to the address in A(3) above.

C.   BY EXCHANGE

     1) By Mail--Send a written request to the address in A(3) above. Sign the request exactly as your name appears on the account registration. (For joint accounts, all owners must sign.) Be certain your request meets the minimum for a new account and that the amount remaining in the Fund from which you are exchanging also exceeds its minimum.

     2)   By Telephone--Call Unified at 800-UMC-FUND (800-862-3863).

SUBSEQUENT INVESTMENTS (PURCHASES)

A.   INVESTMENTS BY WIRE (to obtain immediate credit)

     Instruct your bank to wire Federal Funds (minimum $1000) as in A(2) above.

B.   INVESTMENTS BY CHECK

     Mail your check, money order or Federal Reserve bank draft (minimum $100), payable to the appropriate OCC Portfolio, to the address in A(3) above, along with the remittance portion of your last account statement or letter of instruction. Include your account name, account number and Portfolio name on the front of your check, money order or draft.


C.   BY EXCHANGE


     Follow instructions under C, above. There is no minimum for systematic exchanges established for dollar cost averaging purposes.

WITHDRAWALS (REDEMPTIONS)

A. WITHDRAWALS BY TELEPHONE (requires pre-arrangement; call 800-UMC-FUND (800-862-3863) for information)


     Telephone Unified toll-free at 800-UMC-FUND (800-862-3863) or at 317-917-7000, ext. 8157 (not toll-free) and place your redemption request with a service representative. You may request that your redemption proceeds be sent via wire or ACH to your previously designated bank account or that a check be mailed to you. Wires will be sent to your bank and checks will be mailed to you on the next Indiana business day following receipt of your request. Unified may charge a fee for wire redemptions. Monies sent via ACH take approximately two business days to reach your bank.

B.   WITHDRAWALS BY CHECKWRITING

     Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee in any amount of $250 or more. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

     Please do not use the checkwriting service to close out your OCC account, as the balance of your account will continue to increase via daily dividends until the check is presented for payment. Unified reserves the right to impose a charge for certain check services such as checks returned unpaid for insufficient funds or for checks on which you have placed a stop order.

C.   WITHDRAWALS BY MAIL

     Submit a written request for any amount to Unified at the address in A(3) above. Include your account name as registered and your account number. Sign the request exactly as your name appears on the registration. (For joint accounts, all owners must sign.)



REDEMPTIONS OVER $250,000

     If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

OBTAINING AN APPLICATION FORM--ASSISTANCE

     If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at 800-UMC-FUND (800-862-3863).


     If  your  account  is  maintained   through  a  brokerage   firm  or  other
institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution.


     Institutions may charge a fee for providing such assistance.

--------------------------------------------------------------------------------
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


     Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless the Fund receives different instructions from you.


--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------


     In January of each year you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

     It is anticipated that at least 80% of the annual income of the General Municipal Portfolio will be exempt from federal income taxes (but not from the alternative minimum tax). The General Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.

--------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
--------------------------------------------------------------------------------


     The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay OpCap Advisors 0.25 of 1% of the Portfolio's average daily net assets. OpCap Advisors pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------


     The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.

                                                                                                                  RATIOS TO AVERAGE
                         INCOME FROM OPERATIONS            DIVIDENDS AND DISTRIBUTIONS                                NET ASSETS
                  -----------------------------------  ------------------------------------                       -----------------
                                                       DIVIDENDS  DISTRI-
                                      NET                 TO     BUTIONS      TOTAL
                                   REALIZED             SHARE-      TO      DIVIDENDS
                                     GAIN               HOLDERS   SHARE-       AND     NET                NET
                  NET ASSET   NET   (LOSS)     TOTAL   FROM NET   HOLDERS    DISTRI-  ASSET              ASSETS,             NET
                    VALUE,  INVEST-   ON       INCOME   INVEST-  FROM NET  BUTIONS TO  VALUE,             END OF             INVEST-
                  BEGINNING  MENT   INVEST-     FROM     MENT    REALIZED     SHARE-  END OF  TOTAL       YEAR    EXPENSES   MENT
                   OF YEAR  INCOME   MENTS   OPERATIONS INCOME    GAINS      HOLDERS   YEAR  RETURN(1) (MILLIONS)    (2)    INCOME
                  --------- ------ --------- ---------- ------   --------   --------  ------ --------   --------  --------  ------
PRIMARY PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.06   $(0.00)    $0.06   $(0.06)   $(0.00)    $(0.06)   $1.00    5.64%    $2,612.9    0.82%    5.49%
  1999 ........     1.00     0.04     0.00      0.04    (0.04)       --      (0.04)    1.00    4.41      2,463.3    0.82     4.32
  1998 ........     1.00     0.05     0.00      0.05    (0.05)       --      (0.05)    1.00    4.90      2,572.4    0.83     4.78
  1997 ........     1.00     0.05    (0.00)     0.05    (0.05)       --      (0.05)    1.00    4.85      2,166.6    0.85     4.75
  1996 ........     1.00     0.05    (0.00)     0.05    (0.05)    (0.00)     (0.05)    1.00    4.69      1,712.6    0.91     4.60
GOVERNMENT PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.05    $0.00     $0.05   $(0.05)   $(0.00)    $(0.05)   $1.00    5.34%    $   72.8    0.99%    5.21%
  1999 ........     1.00     0.04     0.00      0.04    (0.04)       --      (0.04)    1.00    4.17         84.0    0.95     4.09
  1998 ........     1.00     0.05     0.00      0.05    (0.05)       --      (0.05)    1.00    4.63        112.1    0.98(3)  4.53(3)
  1997 ........     1.00     0.05     0.00      0.05    (0.05)       --      (0.05)    1.00    4.60        100.0    0.98(3)  4.51(3)
  1996 ........     1.00     0.04     0.00      0.04    (0.04)    (0.00)     (0.04)    1.00    4.51        101.1    1.00(3)  4.41(3)
GENERAL MUNICIPAL PORTFOLIO:
YEAR ENDED NOVEMBER 30,
  2000 ........    $1.00    $0.03   $(0.00)    $0.03   $(0.03)       --     $(0.03)   $1.00    3.06%    $  123.1    0.97%    3.00%
  1999 ........     1.00     0.02    (0.00)     0.02    (0.02)       --      (0.02)    1.00    2.29        120.0    0.93     2.26
  1998 ........     1.00     0.03    (0.00)     0.03    (0.03)       --      (0.03)    1.00    2.66        171.8    0.92     2.62
  1997 ........     1.00     0.03    (0.00)     0.03    (0.03)       --      (0.03)    1.00    2.74        137.0    0.96     2.70
  1996 ........     1.00     0.03     0.00      0.03    (0.03)       --      (0.03)    1.00    2.56        122.3    0.99     2.53


----------

(1)  Assumes reinvestment of all dividends and distributions.

(2)  Inclusive of expenses offset by earnings credits.


(3) During the years indicated above, the Investment Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, respectively, for the year ended November 30, 1997, and 1.00% and 4.41%, respectively, for the year ended November 30, 1996.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------


     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE INVESTMENT ADVISER WILL INVEST ASSETS OF THE PORTFOLIOS.

PRIMARY PORTFOLIO:


     CERTIFICATES OF DEPOSIT

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

     COMMERCIAL PAPER

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

     REPURCHASE AGREEMENTS

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

     BANKER'S ACCEPTANCES

     Bank-issued commitments to pay for merchandise sold in the import/export market.




GENERAL MUNICIPAL PORTFOLIO:


     VARIABLE RATE OBLIGATIONS

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

     PUT BONDS

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

     MUNICIPAL LEASE OBLIGATIONS

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.


     The Investment Adviser will attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities. The Investment Adviser may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

                      [This page intentionally left blank]

     For investors who want more information about the Portfolios, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS:Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

     The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Fund at 1-800-401-6672.

     You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102

     Telephone: 1-202-942-8090

     Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     [LOGO]




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

o  Primary Portfolio

o  Government Portfolio

o  General Municipal Portfolio









Investment Company Act file no. 811-05731)
Offered through Unified Financial Securities Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204-1806



PROSPECTUS


March 30, 2001

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                             OCC CASH RESERVES, INC.

                               - Primary Portfolio

                             - Government Portfolio

                          - General Municipal Portfolio

                        - California Municipal Portfolio

                         - New York Municipal Portfolio

                           1345 Avenue of the Americas
                          New York, New York 10105-4800
                                 (800) 401-6672


This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus for OCC Cash Reserves, Inc. (the "Fund") dated March 30, 2001. Prospectuses may be obtained by contacting the Fund.



            The date of this Additional Statement is March 30, 2001.

                                TABLE OF CONTENTS

INVESTMENT OF THE FUND'S ASSETS................................................3

SPECIAL CONSIDERATIONS REGARDING NEW YORK MUNICIPAL
    OBLIGATIONS................................................................9

SPECIAL CONSIDERATIONS REGARDING CALIFORNIA MUNICIPAL
    OBLIGATIONS...............................................................11

INVESTMENT RESTRICTIONS.......................................................12

DIRECTORS AND OFFICERS........................................................13

PRINCIPAL HOLDERS OF SECURITIES...............................................18

INVESTMENT MANAGEMENT AND OTHER SERVICES......................................18

DETERMINATION OF NET ASSET VALUE..............................................22

CAPITAL STOCK.................................................................24

TAXES.........................................................................24

PERFORMANCE DATA..............................................................26

ADDITIONAL INFORMATION........................................................29

APPENDIX.....................................................................A-1

FINANCIAL STATEMENTS.........................................................B-1

                         INVESTMENT OF THE FUND'S ASSETS

         The Fund is an open-end management investment company with five portfolios, each of which is diversified. The investment objective and policies of each portfolio of the Fund (the "Portfolio(s)") are described in the applicable prospectus for the Portfolio. A further description of the Portfolios' investments and investment methods appears below.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which mature more than one year after the date they are issued and less than ten years after the date they are issued) and Treasury Bonds (which mature more than ten years after the date they are issued). All Treasury securities are backed by the full faith and credit of the United States Government. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Student Loan Marketing Association, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Advisory Board. Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States Government in the event that the agency or instrumentality does not meet its commitment.

TIME DEPOSITS AND COMMERCIAL PAPER. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 10% limit on illiquid investments set forth in the Prospectus for each Portfolio.

         Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolios will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase (a) have received a short-term rating in one of the two highest short-term rating categories by two of the following nationally recognized statistical rating organizations ("NRSROs") (or if only one NRSRO has issued a rating at the time the Fund purchases or rolls over the security, that NRSRO): Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff & Phelps"), Thomson BankWatch, Inc. and with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA Inc. or (b) if unrated, determined by OpCap Advisors (the "Investment Advisor") under guidelines established by the Board of Directors ("Board") to be of comparable quality to those rated obligations which may be purchased by the Portfolios. The other corporate obligations in which the Portfolios may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount demand notes) issued by domestic and foreign corporations.

         The commercial paper obligations which the Portfolios buy are unsecured and include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund, as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the Master Note. The issuer may prepay at any time and without penalty any part of, or the full amount of, the principal balance outstanding under the Master Note. The Master Note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus for each Portfolio, there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the Investment Advisor will, subject to policies established by the Board of Directors of the Fund, consider and monitor on a continuous basis the ratings, earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. A Portfolio will not invest more than 5% of its total assets in such variable rate notes.

BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus and this Statement of Additional Information, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess will not be insured. Insured bank obligations have limited marketability and the Portfolios will not limit investment in banks to the insured amount. Unless the Board of Directors determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 10% limit for illiquid investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

MUNICIPAL SECURITIES. The General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (collectively the "Municipal Portfolios") invest primarily in tax-exempt securities. "Municipal Securities" refers to debt obligations issued by a state and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and by territories and possessions of the U.S. the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (i) California personal income taxes in the case of the California Municipal Portfolio, or (ii) New York State and New York City income taxes in the case of the New York Municipal Portfolio. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses. Short-term Municipal Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance privately operated housing facilities, and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such obligations are considered as Municipal Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (i) California personal income taxes in the case of the California Municipal Portfolio or (ii) New York State and New York City income taxes in the case of the New York Municipal Portfolio. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, constitute Municipal Securities, although the current federal laws place substantial limitations on the size of such issues. Municipal Securities also include short-term discount notes (tax-exempt commercial paper), which are promissory notes issued by municipalities to enhance their cash flows.

PARTICIPATION INTERESTS. The Municipal Portfolios may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of actual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will be exempt from federal income tax (and in the case of the California and New York Municipal Portfolios applicable State and local tax) to the same extent as interest on the Municipal Securities. The Portfolio may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantees of the selling bank and have "put" provisions allowing the Portfolio to compel the seller of the interest to purchase it on pre-determined terms. The selling bank may receive a fee from the Fund in connection with the arrangement. A Municipal Portfolio will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interests is exempt from federal income tax and (i) California personal income tax in the case of the California Municipal Portfolio or (ii) New York State and New York City income tax in the case of the New York Municipal Portfolio. The Municipal Portfolios do not expect to invest more than 5% of their respective total assets in participation interests.

LOAN PARTICIPATIONS. The Primary Portfolio may invest in short-term loan participations pursuant to agreements between the Fund and commercial banks which have been approved by the Board of Directors. Generally, these short-term loans have maturities ranging between fourteen days and six months (the Fund will not purchase any participation having maturities of longer than one year) and bear interest at a fixed rate payable at maturity. Loan participations do not provide recourse to the selling banks but are solely the obligation of the borrower, although the bank will have continuing responsibility for administering the loan, collecting payment at maturity and passing funds on to the Fund as they are received for which it receives a fee. The Fund will only participate in loans to companies whose outstanding securities and commercial paper are of a quality permissible for investment by the Fund. Loan participations are evidenced by non-negotiable Participation Certificates.

STAND-BY COMMITMENTS. The Municipal Portfolios have the authority to acquire stand-by commitments from banks and broker-dealers in connection with the purchase of Municipal Securities. A stand-by commitment may be considered a security independent of the Municipal Security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Municipal Security to a third party at any time. Each Portfolio anticipates that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Portfolios do not expect to assign any value to stand-by commitments.

TENDER OPTION BONDS. The Municipal Portfolios may invest in long-term tax-exempt fixed rate instruments that have been converted into short-term tax-exempt variable rate demand instruments ("tender option bonds") by virtue of certain third party demand features. Tender option bonds are tax-exempt bonds with maturities of 5 to 25 years that bear interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that have been coupled with the agreement of a third party such as a bank pursuant to which such institution grants bondholders the option at periodic intervals (usually every six months but in no event less than every twelve months) to tender (put) their bonds to the institution and receive the face value thereof. Holders of tender option bonds are assessed periodic variable tender fees by the institution. Such fees are established for each tender period at a rate equal to the difference between the bonds' fixed coupon rate and the rate as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the tender option bonds to trade at par on the date of such determination. The purchase by the Municipal Portfolios of tender option bonds must comply with certain conditions established by the Securities and Exchange Commission.

FORWARD COMMITMENTS. The Portfolios may purchase money market securities on a forward commitment basis, which means that delivery and payment for such securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolios will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolios will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

WHEN-ISSUED SECURITIES. The Portfolios may take advantage of offerings of eligible portfolio securities on a "when-issued" basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on municipal securities occurs within one month of the transaction date and settlement in U.S. Government Securities takes place within ten days. A Portfolio will only make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or a loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

REPURCHASE AGREEMENTS. Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually from day to day and seldom for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price and time, thereby establishing a fixed investment return during the Portfolio's holding period which is not subject to market fluctuations. The Portfolios will enter into repurchase agreements with primary dealers in U.S. Government securities as designated by the Federal Reserve Bank of New York or their subsidiaries or with the Fund's custodian. Under each repurchase agreement, the selling institution will be required to provide, as collateral, securities subject to such repurchase agreement whose market value is not less than the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the selling institution, including costs of disposing of such securities and any loss resulting from delays or restrictions upon a Portfolio's ability to dispose of the underlying securities. The Investment Advisor considers the creditworthiness of those dealers with which the Fund enters into repurchase agreements and monitors on an ongoing basis the value of securities subject to repurchase agreements to ensure that such value is maintained at the required level.

         The Portfolios may also enter into reverse repurchase agreements which involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Under normal circumstances there should be no need to enter into reverse repurchase agreements.

ILLIQUID INVESTMENTS. The Investment Advisor will not make investments as to which there exists the possibility of limited liquidity if thereafter more than 10% of the total assets of any Portfolio would consist of such investments. Such investments include (i) repurchase agreements maturing in more than seven days;
(ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) restricted securities, i.e., securities which cannot be sold freely due to legal or contractual restrictions on resale (the Fund does not expect to own such securities); (iv) securities and other assets for which a bona fide market does not exist at the time of purchase or subsequent valuation;
(v) insured bank obligations, unless the Board of Directors determines that a readily available market exists for such obligations; (vi) participation interest in loans extended by banks; (vii) variable rate obligations for which there is no readily available market; and (viii) securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, but not including certain certificates of deposits of major foreign banks, banker's acceptances of major foreign banks and high quality commercial paper of major foreign issuers for which the Board of Directors determines that a readily available market exists. Notwithstanding the foregoing, obligations payable at principal amount plus accrued interest on or within seven days after demand are not included with the 10% limitation.

OBLIGATIONS OF FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Portfolio may invest in U.S. dollar-denominated securities of foreign banks, their branches and foreign branches of U.S. banks which are rated in one of the two highest rating categories or which are deemed to be of comparable quality, as determined by the Board of Directors. To the extent a Portfolio makes such investments, it will be subject to additional investment risks which differ from those incurred by an investment company that invests only in debt obligations of domestic U.S. banks. Such risks include political and economic developments of the country in which the bank or branch is located, possible imposition of withholding taxes on interest payable on the securities, possible seizure or nationalization of foreign deposits and the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves (which are often lower), loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of the laws and regulations apply to foreign banks. There may be greater difficulty in commencing legal action against foreign issuers than against U.S. issuers of securities.

RISKS. No Portfolio will make investments with the objective of capital growth. However, the market value of the securities held by the Portfolios, including U.S. Government Securities, may be affected by changes in general interest rates. Because the current market value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, the market value of that security would normally decline. Conversely, should interest rates decrease after a security is purchased, its market value would rise. However, those fluctuations in market value will not generally result in realized gains or losses to the Portfolios since the Portfolios do not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Portfolios may engage in short-term trading to attempt to take advantage of short-term variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Portfolio believes such disposition advisable or if it needs to generate cash to satisfy redemptions. In such cases, the Portfolios may realize a capital gain or loss. The securities in which the Portfolios will invest may not earn as high a level of current income as longer-term or lower-quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest or both or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their securities may be materially affected.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. Federal legislation limits the types and amounts of tax-exempt bonds issuable for certain purposes, especially for industrial development bonds and other types of so-called "private activity bonds." Such limits may affect the future supply and yields of these types of Municipal Securities. Further proposals limiting the issuance of Municipal Securities may well be introduced in the future. If it appeared that the availability of Municipal Securities and the value of that Portfolio could be materially affected by such changes in law, the Board of Directors would reevaluate its investment objective and policies and consider changes in the structure of that Portfolio or its dissolution. Any changes in basic investment objective or fundamental investment policies of any of the Portfolios must be approved by that Portfolio's shareholders before being effected.

                        SPECIAL CONSIDERATIONS REGARDING
                         NEW YORK MUNICIPAL OBLIGATIONS

         Since the New York Municipal Portfolio concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations.

         The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. Such factors can be very complex, may vary from year to year and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

         The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the agencies or authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected.

         The New York state economy has continued to expand, but growth remains somewhat slower than in the nation overall. Although the State has added approximately 400,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries.

         In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy and actions of the federal government have helped to create projected budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

         The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

         Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         S&P and Fitch rate the State's general obligation bonds AA and Moody's rates the State's general obligation bonds A2. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the Portfolio invests.

         Over the long term, the State and New York City face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State. New York City depends on State aid both to enable it to balance its budget and to meet its cash requirements. The

State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

                        SPECIAL CONSIDERATIONS REGARDING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

         The California Municipal Portfolio may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

         Certain debt obligations held by the Portfolio may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations.
Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the Portfolio may be impaired.

         Certain tax-exempt securities in which the Portfolio may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

         California is the most populous state in the nation with a total population estimated at 34.0 million. The State now comprises 12.0% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.2% in 1999, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next year, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies, and its spillover effect elsewhere, may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

         During 1999 and 2000 California has experienced difficulties with the prices and supplies of natural gas and electricity in much of the State. The difficulties are likely to continue for several years. The State Department of Finance believes that the potential economic impacts of the utility situation, including increased energy costs, are mitigated by the fact that California is a relatively energy-efficient state, ranking 49th among the 50 states in energy expenditures as a percent of gross product, according to US Department of Energy data for 1997. Nonetheless, the Department believes there is potential for economic disruption during the summer peak in electricity demand if power supplies are interrupted, and that longer term business investment and location decisions may be adversely affected by potential disruptions. At the same time, the Department believes efforts to expand electric generating capacity and natural gas transmission pipelines should help relieve these concerns over the next several years.

         Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

         S&P and Fitch rate the State's general obligation bonds AA, and Moody's rates the State's general obligation bonds Aa2. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the Portfolio invest.

         The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

         Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

                             INVESTMENT RESTRICTIONS

         The significant investment restrictions applicable to each Portfolio are described in the applicable Prospectus for the Portfolio. The following are also fundamental policies and, together with the restrictions and other fundamental policies described for each Portfolio, cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Investment Company Act of 1940 (the "Act"). Such a majority is defined as the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of a Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

         Under these additional restrictions, each Portfolio cannot: (a) invest in commodities or commodity contracts; (b) purchase or sell real property (including limited partnership interests); however, each Portfolio may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein; (c) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except "against the box"; (d) underwrite securities of other companies except in so far as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in disposing of a security; (e) invest in securities of other investment companies except in connection with merger, consolidation, reorganization or acquisition of assets; (f) invest in interests, including leases, in oil, gas or other mineral exploration or development; (g) invest in securities of any issuer if, to the knowledge of the Investment Advisor, any officer or director of the Fund or any officer or director of the Investment Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; (h) pledge its assets or assign or otherwise encumber its assets in excess of 15% of its total assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus. While such borrowings exceed 5% of any Portfolio's net assets no further portfolio investments may be made. The Fund is required under the Act to maintain continuous asset coverage of 300% with respect to such borrowing; (i) invest for the purpose of exercising control or management of another company; and (j) issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (1) entering into any repurchase agreement; or (2) borrowing money in accordance with restrictions described above; (k) invest in warrants. In addition, in order to comply with a state's securities laws, the Fund has agreed not to make loans to any person or individual except that portfolio securities may be loaned within the limitations set forth in the Prospectus.

                             DIRECTORS AND OFFICERS

         The Fund is governed by a Board of Directors which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review the performance and to review the actions of the Investment Advisor.

         The directors and officers of the Fund, and their principal occupations during the past five years, are set forth below. The Director who is an "interested person," as defined in the Act, is denoted by an asterisk. The address of the interested Director and all officers of the Fund is 1345 Avenue of the Americas, New York, New York 10105-4800. As of March 13, 2001, all of the directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio of the Fund.

STEPHEN J. TREADWAY, CHAIRMAN OF THE BOARD OF DIRECTORS AND PRESIDENT*
Age: 53
Mr. Treadway is Executive Vice President of PIMCO Advisors L.P. and Chairman and Chief Executive Officer of PIMCO Funds Distributors LLC, distributor of PIMCO Funds. He is responsible for overall management, product development, and marketing strategy for the firm's retail mutual fund complex and related distribution channels, including separately managed wrap products. In addition, Mr. Treadway serves as a director/trustee and holds various executive officer positions in connection with PIMCO Advisors' affiliated open and closed-end mutual funds.

JOSEPH M. LA MOTTA, CHAIRMAN EMERITUS *
Age: 67
Chairman Emeritus of Oppenheimer Capital, registered investment adviser since 1997; Former Chairman of the Board and President of The Fund and OCC Accumulation Trust, an open-end investment company.

V. LEE BARNES, DIRECTOR
185 Clapboard Ridge Road
Greenwich, Connecticut  06831
Age: 64
President,  Chief Executive Officer and Director of NetLearning Inc. (Cambridge,
MA) since January 1999; Director of Davis International Banking Consultants (London) since July 1993; previously, consultant and acting Executive Vice President of Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting agency, Trustee of OCC Accumulation Trust since January 2000.

PAUL Y. CLINTON, DIRECTOR
39 Blossom Avenue
Osterville, MA 02655
Age: 70
Principal of Clinton Management Associates, a financial and venture capital consulting firm; former Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; Trustee of Capital Cash Management Trust, a money market fund and Director of Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer

Convertible   Securities  Fund,   Oppenheimer  Mid  Cap  Fund,  Trustee  of  OCC
Accumulation Trust, each of which is an open-end investment company.

THOMAS W. COURTNEY, DIRECTOR
833 Wyndemere Way
Naples, Florida 34105
Age: 66
Principal of Courtney Associates, Inc., a venture capital business, former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Federated Investment Counseling, Inc.; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, Trustee of Oppenheimer Quest for Value Funds and OCC Accumulation Trust, each of which is an open-end investment company; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, Trustee of Cash Assets Trust, a money market fund; tax-exempt bond funds; Director of several privately owned corporations; and former Director of Financial Analysts Federation.

LACY B. HERRMANN, DIRECTOR
Suite 2300
380 Madison Avenue
New York, New York 10017
Age: 71
Chairman of the Board and Chief Executive Officer of Aquila Management Corporation (since 1984), the sponsoring organization and administrator and/or advisor or sub-advisor to a group of 15 funds consisting of seven single-state, tax-free municipal bond funds, six money market funds and two regional equity funds and Chairman of the Board of Trustees of each of these funds; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc. (since 1981), distributor of each of the above funds; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Balanced Fund, and Trustee of OCC Accumulation Trust, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON, DIRECTOR
26 Circle Drive
Hastings-On-Hudson, New York  10706
Age: 65
Executive Director of Louisiana Power Partners, LLC since 1999 and of East Wind Power Partners since 1994; First Vice President of the Alumni Association of SUNY Maritime College (Second Vice President, 1998-2000) and Director of the same organization since 1997; Director of Cogeneration Development of Willamette Industries, Inc., a forest products company, 1991-1993; Vice President of PennLech Papers, Inc.,

1977-1991; Vice Chairman of the Board of Trustees of Capital Cash Management Trust since 1981, Trustees and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (which is inactive) since 1982; Trustee of Short Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1984, of Churchill Cash Reserves Trust since 1985, of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Trustee of OCC Accumulation Trust and OCC Cash Reserves, Inc. since 1999; Director of The Maritime Industry Museum at Fort Schuyler and Trustee of the Maritime College at Fort Schuyler and Trustee of the Maritime College at Fort Schuyler Foundation, Inc. since 2000.

WILLIAM P. MCDANIEL, EXECUTIVE VICE PRESIDENT
Age: 55
Managing Director of Oppenheimer Capital since 1995; Senior Vice President of Oppenheimer Capital 1988-1995.

BRIAN S. SHLISSEL, EXECUTIVE VICE PRESIDENT AND TREASURER
Age: 36
Vice President of PIMCO Advisors since July 1999; Executive Vice President and Treasurer of OCC Accumulation Trust, Treasurer of Municipal Advantage Fund Inc. President, Chief Executive Officer and Treasurer, Fixed Income SHares; Vice President of Mitchell Hutchins Asset Management Inc., from 1993 to 1999; Treasurer and Secretary Jardine Fleming India Fund from 1997 to 1999; Assistant Treasurer The Greater China Fund 1996 to 1999; Assistant Treasurer Paine Webber PACE Select Advisers Trust from 1998 to 1999.

MATTHEW GREENWALD, VICE PRESIDENT & PORTFOLIO MANAGER
Age: 46
Senior Vice President, Oppenheimer Capital since 1997; Vice President from 1992 to 1997 and Assistant Vice President from 1989-1992; Executive Vice President of Municipal Advantage Fund Inc., a closed-end investment company.

BENJAMIN GUTSTEIN, VICE PRESIDENT & PORTFOLIO MANAGER
Age: 32
Assistant Vice President, Oppenheimer Capital since 1996; joined Oppenheimer Capital in 1993. Vice President and Portfolio Manager OCC Accumulation Trust, an open-end investment company.

REMUNERATION OF OFFICERS AND DIRECTORS. All officers of the Fund are officers or employees of Oppenheimer Capital or its affiliates and receive no salary or fee from the Fund. The following table sets forth the aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended November 30, 2000 and the aggregate compensation paid to each of the Directors by all of the funds in the Investment Advisor's Fund Complex during the 2000 calendar year.

                        AGGREGATE            PENSION OR RETIREMENT     TOTAL COMPENSATION, INCLUDING
NAME OF DIRECTOR OF     COMPENSATION FROM    BENEFITS ACCRUED AS PART  ACCRUED RETIREMENT  BENEFITS, FROM THE
THE FUND                THE FUND(2)          OF FUND EXPENSES(2)*      FUND AND THE FUND COMPLEX(3)
------------------      ------------------   ------------------------  --------------------------------------
V. Lee Barnes             $   28,625              $        0                    $    57,250
Paul Clinton                  29,750                  32,186                        123,873

Thomas Courtney               29,750                  32,186                        123,873

Lacy Herrmann                 29,750                  32,186                        123,873

Joseph La Motta                    0                       0                              0

Theodore Mason                28,625                       0                         57,250

Stephen J. Treadway(1)             0                       0                              0

--------------
(1)Mr. Treadway became a Director of the Fund in February 2001.
(2)For the Fund's fiscal year ended November 30, 2000.
(3)For the 2000 calendar year.

*Under the retirement plan adopted by the Board in 1998, a retired Director may receive up to 80% of his or her average compensation paid during that Director's five years of service in which the highest compensation was paid. A Director must serve in that capacity for the Fund or OCC Accumulation Trust for at least 15 years to be eligible for the maximum payment.

For the purpose of the chart above, "Fund Complex" includes the Fund and OCC Accumulation Trust which is advised by the Investment Advisor.

                               PRINCIPAL HOLDERS OF SECURITIES

As of March 13, 2001, the following persons owned of record or were known by the Fund to own beneficially 5% of the outstanding shares of any Portfolio of the Fund.

HOLDER                                   PORTFOLIO                PERCENTAGE
----------------------------   ----------------------------   ------------------
CIBC World Markets                    Primary Portfolio             98.53%
Omnibus Account
For the benefit of clients
One World Financial Center
200 Liberty Street
New York, NY 10281

CIBC World Markets                   Government Portfolio           82.90%
Omnibus Account
For the benefit of clients
One World Financial Center
200 Liberty Street
New York, NY 10281

CIBC World Markets                 General Municipal Portfolio      96.23%
Omnibus Account
For the benefit of clients
One World Financial Center
200 Liberty Street
New York, NY 10281

CIBC World Markets                  New York Municipal Portfolio    83.87%
Omnibus Account
For the benefit of clients
One World Financial Center
200 Liberty Street
New York, NY 10281

CIBC World Markets               California Municipal Portfolio     99.89%
Omnibus Account
For the benefit of clients
One World Financial Center
200 Liberty Street
New York, NY 10281





                    INVESTMENT MANAGEMENT AND OTHER SERVICES

THE INVESTMENT ADVISOR. OpCap Advisors, the investment advisor to the Fund, is a majority owned subsidiary of Oppenheimer Capital ("OpCap"), a registered investment adviser. OpCap is an indirect wholly-owned subsidiary of PIMCO Advisors L.P., a registered investment advisor. Employees of OpCap and PIMCO Advisors perform all investment advisory and management services to the Fund on behalf of the Investment

Advisor. PIMCO Advisors L.P. is a Delaware limited partnership whose sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, PIMCO Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. PIMCO Holding LLC's sole member is Allianz GP Sub LLC is a wholly owned subsidiary of Allianz of America, Inc. who is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly owned subsidiary of Pacific Life Insurance Company who is a wholly owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling (approximately 70 percent) interest in PIMCO Advisors L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect equity interest (approximately 30 percent) in PIMCO Advisors L.P. and is a California-based insurance company.

THE  ADVISORY  AGREEMENT.   OpCap  Advisors  provides  investment  advisory  and
management services to the Fund pursuant to an Advisory Agreement dated November 5, 1997.

         Under the Advisory  Agreement,  the Investment  Advisor is required to:
(i) regularly provide investment advice and recommendations to each Portfolio with respect to its investments, investment policies and the purchase and sale of securities; (ii) supervise continuously and determine the securities to be purchased or sold by each Portfolio and the portion, if any, of each Portfolio's assets to be held uninvested; and (iii) arrange for the purchase of securities and other investments by each Portfolio and the sale of securities and other investments held in each Portfolio's assets.

         The Advisory Agreement also requires the Investment Advisor to provide for the business management for the Fund and its Portfolios, including (1) making arrangements for accountants, counsel and other parties to perform services for the Portfolios, (2) preparation and filing of reports required by federal securities and "blue sky" laws, shareholder reports and proxy materials and (3) arranging for and supervising the continuous distribution of each Portfolio and the provision of continuous administrative services to Portfolio shareholders.

         Expenses not expressly assumed by the Investment Advisor under the Advisory Agreement are paid by the Portfolios. These include fees to the Investment Advisor, custodian, transfer agent and shareholder servicing expenses, directors' fees and expenses, legal and audit expenses, stock issuance costs, certain printing, postage, federal and state registration costs, annual meeting costs, and organizational and non-recurring expenses, including litigation.

         The Fund may pay certain broker-dealers, including its former affiliate CIBC World Markets ("CIBC World Markets") or other financial intermediaries whose customers are Fund shareholders for performing shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions and responding to inquiries regarding the Portfolios' current yield and the status of shareholder accounts. The

Fund may pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses the broker-dealers at cost for personnel expenses involved in providing these services. All such payments and reimbursements must be approved in advance by the Fund's Board of Directors. Currently, any such payments to CIBC World Markets are capped at 2 basis points of average daily net assets of CIBC World Markets's customers. The following amounts were paid or accrued to CIBC World Markets as reimbursement for shareholder services: for the fiscal year ended November 30, 2000 - $503,399, $15,255, $21,625, $13,714 and
$9,450, respectively; for the fiscal year ended November 30, 1999 -- $477,012, $18,299, $27,648, $12,841 and $13,462, respectively; for the fiscal year ended November 30, 1998 -- $439,219, $17,330, $31,265, $12,843 and $12,503,
respectively with respect to the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios.

         The Fund also may pay certain broker-dealers including CIBC World Markets, for performing certain administrative services for accounts in the Fund including providing beneficial owners with statements indicating their positions in the Fund, posting dividend payments to beneficial owners' accounts, and providing shareholder information to enable the Fund to mail prospectuses, annual and semi-annual reports to beneficial owners. Such payments are limited to 5 basis points of average daily net assets of each broker-dealer's customers. CIBC World Markets also is paid a fee of $9.25 per shareholder account for performing recordkeeping.

         The Investment Advisory Agreement (The "Agreement") provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Investment Advisor is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Agreement permits the Investment Advisor to act as investment adviser for any other person, firm or corporation.

         The Fund's advisory fee is at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% of average daily net assets in excess of $300 million. The fee is accrued daily and paid monthly. Under the Investment Advisory Agreement, the Investment Advisor guarantees that the total expenses of each Portfolio in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall not exceed, and undertakes to pay or refund to the Portfolio any amount by which such expenses do exceed, 1% (net of any expense offsets) of that Portfolio's average annual net assets. For the fiscal year ended November 30, 2000, the total advisory fees accrued or paid for the Primary Portfolio was $10,420,235 and the total advisory fees accrued or paid for the Government, General Municipal, California Municipal and New York Municipal Portfolios was $426,359, $560,923, $342,477 and $278,265, (prior to waiver of $15,795), respectively. For the fiscal year ended November 30, 1999, the total advisory fees accrued or paid by the Primary Portfolio was $9,867,390 and the total advisory fees accrued or paid by the Government, General Municipal, California Municipal and New York Municipal Portfolios were $478,975, $653,803, $335,555 and $344,235. For the fiscal year ended November 30, 1998, the total advisory fee paid by the Primary Portfolio was $9,186,601; the total advisory fee accrued or paid by the Government Portfolio was $471,925, of which $1,581 was waived by the Advisor; the total advisory fee paid by the General Municipal Portfolio was $777,022; the total advisory fee paid by the California Municipal Portfolio was $321,580 and the total advisory fee paid by the New York Municipal Portfolio was $381,464.

THE DISTRIBUTION ASSISTANCE PLAN. The Fund has a Distribution Assistance and Administrative Services Plan (the "Plan") with the Investment Advisor. Under the Plan, the Fund may be provided with distribution assistance and/or administrative services through broker-dealers, banks and other depository institutions and other financial intermediaries and administrative services. The fee payable by the Fund's portfolios under the Plan is 0.25% of the average daily value of each Portfolio's net assets. The services to be obtained are believed to be permissible activities under present banking laws and regulations, and the Directors of the Fund will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. For the fiscal year ended November 30, 2000, the total fees accrued or paid by the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios under the Plan were $6,387,647, $213,179, $283,846, $171,238 and $139,132, respectively. Although the Plan compensates the Investment Advisor regardless of its expense, the Investment Advisor has spent more on distribution expenses for the Fund that it has received in distribution fees during each fiscal year that the Fund has been in operation.

         It is estimated that the Investment Advisor spent approximately the following amounts with respect to the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios for the fiscal year ended November 30, 2000:

                                                                      General  California     New York
                                             Primary     Government  Municipal  Municipal     Municipal
                                            Portfolio     Portfolio  Portfolio  Portfolio     Portfolio
Sales Material and Advertising                 -0-           -0-        -0-        -0-           -0-
Printing and Mailing of Prospectuses
to Other than Current Shareholders             -0-           -0-        -0         -0-           -0-
Compensation to Dealers                    $10,184,251    $335,840    $446,021  $288,827      $241,807
Compensation to Sales Personnel                -0-           -0-        -0-        -0-           -0-
Other(1)                                       -0-           -0-        -0-        -0-           -0-

(1) Includes cost of telephone and overhead

THE DISTRIBUTION AGREEMENT. The Fund has entered into a Distribution Agreement with OCC Distributors (the "Distributor"), an affiliated broker-dealer of the Investment Advisor . Under the Distribution Agreement, the Distributor acts as the Fund's agent (underwriter) in the continuous public offering of its shares. Also under the Agreement, the Fund makes no payment to the Distributor or any other party and expenses normally attributable to sales, other than those paid by the Investment Advisor , are borne by the Distributor.

PORTFOLIO TRANSACTIONS. Portfolio decisions are based on the judgment and actions of the Investment Advisor. As most, if not all, purchases made by the Fund are principal transactions at net prices, the Fund pays little brokerage commission. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities from dealers include a spread between the bid and asked prices. The Investment Advisor seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their execution and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Investment Advisor;
information received in connection with directed orders of other accounts managed by the Investment Advisor or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the activities of the Investment Advisor, to make available additional views for consideration and comparison, to enable the Investment Advisor to obtain market information for the valuation of securities held in a Portfolio's assets.

         The Investment Advisor currently serves as investment manager to a number of clients, including other investment companies, and in the future may act as investment manager or adviser to others. It is the practice of the Investment Advisor to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Portfolio and other client accounts.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of 4:00 p.m. New York time, that day by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

         The Portfolios operate under a rule (the "Rule") of the Securities and Exchange Commission under the Act which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost adjusted by straight-line amortizating to maturity any discount with respect to the Primary and Government Portfolios or premium with respect to all Portfolios, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized gains or losses.

         There may be periods during which the value, as determined by amortized cost, may be higher or lower than the price a Portfolio would receive if it sold its securities on a particular day. During periods of declining interest rates, the daily yield on a Portfolio's shares may tend to be higher (and net investment income and daily dividends lower) than under a like computation made by a fund with identical investments which utilizes a method of valuation based upon market prices. The converse would apply in a period of rising interest rates.

         The Fund's Board of Directors has established procedures designed to stabilize the Portfolios' price per share as computed for purpose of sales and redemptions at $1.00. Under the Rule, such procedures must include review of portfolio holdings by the Board of Directors at such intervals as it deems appropriate, and at such intervals as are reasonable in light of current market conditions, to determine whether the Portfolios' net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual quotations, estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources. Under the Rule, whenever the deviation of the current net asset value per share based on available market quotations from a Portfolio's amortized cost price per share reaches 1/2 of 1%, the Board must promptly consider what action, if any, will be initiated. However, the Board has adopted a policy under which it will be required to consider what action to take whenever the deviation of the current net asset value per share based on available market quotations from a Portfolio's amortized cost price per share reaches .003. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to potential investors or existing shareholders, it is to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any day the Exchange is open for trading; however, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank & Trust Company. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading in the markets which the Fund normally utilizes is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The New York Stock Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas Day. It may also close on other days. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

                                  CAPITAL STOCK

         The Fund has authority to issue shares of capital stock classified as "Common Stock." The shares of common stock are classified into five separate series. The shares of each series are freely transferable and equal as to earnings, assets and voting privileges with all other shares of that series. There are no conversion preemptive or other subscription rights. Upon liquidation of the Fund or any series, shareholders of a series are entitled to share pro rata in the net assets of that series available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

                                      TAXES

         Each Portfolio intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code ("Code"). Provided that a Portfolio (a) is a regulated investment company and (b) distributes at least 90% of its taxable net investment income (including, for this purpose, net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and its net realized long-term and short-term capital gains are distributed to its shareholders. In addition, provided that a Portfolio distributes to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains, the Portfolio will avoid the imposition of a 4% excise tax.

         Shareholders normally will be liable for federal income taxes, and any applicable state and/or local income taxes, on distributions of taxable net investment income and net realized capital gains. Any net short-term and long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Distributions of taxable net investment income and short-term capital gains are taxable as ordinary income, regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio and regardless of whether the distribution is received in additional shares or in cash, and will be designated as long-term capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a long-term capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described below relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the long-term capital gain dividend. At November 30, 2000, accumulated net realized capital loss available as a reduction against future net realized capital gains were: Primary - $2,307, all of which will expire in 2008, General--$36,358 of which $299 will expire in 2001, $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006; California--$24,861 of which $1,137 will expire in 2001, $13,827 will expire in 2003, $9,304 will expire in 2004 and $593 will expire in 2005; New York--$21,397 of which $934 will expire in 2001, $19,669 will expire in 2003 and $794 will expire in 2005. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders. General, California and New York had $8,627, $5,856 and $3,198, respectively, of capital loss carryforwards expire on November 30, 2000.

         Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of any taxable net investment income and net realized short-term capital gains.

         The Municipal Portfolios are designed to provide investors with current income which is excluded from gross income for Federal income tax purposes and with respect to the New York Municipal and California Municipal Portfolios, exempt from New York State and New York City personal income taxes and from California personal income tax, respectively. Investment in the Portfolios would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income. Although each of the Municipal Portfolios expects to be relieved of all or substantially all Federal and state income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Portfolio would reduce the amount of income and gains available for distribution to shareholders.

         Because the Municipal Portfolios will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a Portfolio is not deductible for Federal income and New York State and New York City personal income tax purposes and California personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by a Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the applicable Prospectus for the Municipal Portfolios, some (and potentially all) of a Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes with resulting tax for individuals and corporations subject to such alternative minimum tax ("AMT"). In addition, the receipt of dividends and distributions from a Portfolio also may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

         Each shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the General Municipal Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding calendar year. Each shareholder of the New York Municipal Portfolio will receive an annual statement as to the New York State and New York City personal income tax status of his or her dividends and distributions from such Portfolio for the prior calendar year and each shareholder of the California Municipal Portfolio will receive an annual statement as to the California State personal income tax status of his or her dividends and distributions from such Portfolio for the prior calendar year. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. In the event that a Municipal Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

         The foregoing is only a summary of certain tax considerations generally affecting each Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                PERFORMANCE DATA

YIELDS. Yields on portfolio securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the fixed-income or tax-exempt securities market, the size of particular offerings, the maturity of obligations and the rating of an issue. The ratings of the rating organizations represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of securities or changes in the investment objectives of investors. Subsequent to purchase, an issue of Municipal Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Portfolio. Neither event will require the elimination of an investment by a Portfolio, but the Investment Advisor will consider such an event in its determination of whether a Portfolio should continue to hold an investment.

         Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Fund is not insured as is typically the case with deposits in a bank or savings and loan; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

         From time to time the Fund may advertise yield figures. Reference in advertisements may be made to ratings and rankings among similar funds by independent evaluators such as Lipper Analytical Services Inc. and Donoghue's Money Fund Report, and the performance of the Portfolios may be compared to recognized indices of market performance.

         There are two methods by which the Portfolios' yield for a specified period of time is calculated.

         The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. Thus, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may be included in the dividends declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends. This net change in the account value is then divided by the value of the account at the beginning of the period and the resulting figure (referred to as the "period base return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period; the result is the "current yield." Normally a seven day period will be used in determining yields (both the current and the effective yield discussed below) in published or mailed advertisements.

         The second method results in an amount referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. This effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

         "Tax equivalent yield" is calculated by dividing the percentage of the current yield or the effective yield which is not subject to federal income tax by the reciprocal of the applicable federal tax rate and adding the percentage of the current or effective yield to the quotient.

TAX EQUIVALENT CURRENT YIELD = T/r + R

r = reciprocal of applicable tax rate (1.00 - tax rate = r)
T = % of yield which is tax-exempt
R = % of yield taxable

The "current yield" is calculated for the indicated period according to the following formula:

CURRENT YIELD = (Base Period Return) x 365/7

The "effective yield" is calculated for the indicated period according to the following formula:

                                            365/7
EFFECTIVE YIELD = [(Base Period Return + 1)      ]-1

Where: Base Period Return is the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period.

                           YIELD FOR SEVEN DAY PERIOD

PORTFOLIO                           YIELD FOR SEVEN-DAY PERIOD ENDED 11/30/00
---------                           -----------------------------------------
                                    CURRENT                            EFFECTIVE

Primary                             5.82%                              5.98%

Government                          5.56%                              5.72%

General Municipal                   3.28%                              3.33%

California Municipal                2.92%                              2.96%

New York Municipal                  3.13%                              3.18%

                     TAX EQUIVALENT YIELD -- 30 DAY PERIOD

                  FOR THE 30-DAY PERIOD ENDED NOVEMBER 30, 2000

PORTFOLIO                                  AT FEDERAL INCOME TAX RATE OF 39.6%*
---------                                  ------------------------------------
General Municipal                                        5.07%
California Municipal                                     4.71%
New York Municipal                                       5.22%


* A portion of the tax-exempt dividends paid by the Portfolios is treated as a tax preference item for individuals subject to the alternative minimum tax. For the fiscal year ended November 30, 2000, approximately 33.88%, 3.15%, and 7.38%, respectively, of distributions of the General, California and New York Municipal Portfolios were tax preference items; for the calendar year ended December 31, 2000, approximately 33.46%, 3.50% and 7.77%, respectively, of distributions were tax preference items. In addition, certain corporate shareholders which are subject to the alternative minimum tax may also have to take remaining distributions by the Portfolios into account in computing the alternative minimum tax. The tax equivalent yield for the California Municipal Portfolio is based on an assumed California State tax rate of 9.3%. The tax equivalent yield for the New York Municipal Portfolio is based on an assumed New York state tax rate of 6.85%; if a shareholder was a New York City resident, the tax-equivalent yield would have been 5.45%, based on an assumed New York City tax rate of 3.83%.



                             ADDITIONAL INFORMATION

DESCRIPTION OF THE FUND. The Fund was formed under the laws of Maryland on April 27, 1989 under the name Quest Cash Reserves, Inc. The name of the Fund was changed to OCC Cash Reserves, Inc. on January 31, 1996. It is not contemplated that share certificates will be issued or regular annual meetings of the shareholders will be held. The Fund will provide without charge to any stockholder, upon request to the Secretary at the Corporation's principal office, (a) a full statement of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of the shares of each class of stock which the Corporation is authorized to issue, (b) the differences in the relative rights and preferences between the shares of each series to the extent they have been set, and (c) the authority of the Board of Directors to set the relative rights and preferences of subsequent series.

POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Directors, shares of each such Portfolio will be entitled to vote as a class only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Directors. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Directors.

         Under Rule 18f-2 of the 1940 Act, any matter to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of directors or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants of the Fund and of each Portfolio; their services include auditing the annual financial statements of each Portfolio as well as other related services.

CUSTODIAN AND TRANSFER AGENT. The custodian of the assets, transfer agent and shareholder servicing agent for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

TELEPHONE REDEMPTIONS AND EXCHANGES. In the absence of negligence on the part of the Transfer Agent or gross negligence on the part of the Fund, neither the Fund, the Transfer Agent nor their affiliates shall be liable for any loss, cost or expense caused by unauthorized telephone redemption and exchange instructions.

                                    APPENDIX

       DESCRIPTION OF COMMERCIAL PAPER AND MUNICIPAL BOND AND NOTE RATINGS

COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay promissory obligations when due. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 - Superior Ability for Repayment; Prime 2 - Strong Ability for Repayment; Prime 3 - Acceptable Ability for Repayment.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating, "A", are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation "A-1" indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The "A+" designation is applied to those issues rated "A-1" which possess overwhelming safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

         Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.

         Thomson's BankWatch, Inc. assigns only one Issuer Rating to each company, based upon a qualitative and quantitative analysis of the consolidated financials of an issuer and its subsidiaries. The rating incorporates TBW's opinion of the vulnerability of the company to adverse developments which may impact the marketability of its securities, as well as the issuer's ability to repay principal and interest. Ratings range from A for highest quality to E for the lowest, companies with very serious problems.

BOND RATINGS

                  A bond  rated  "Aaa"  by  Moody's  is  judged  to be the  best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is deemed secure. While the various protective elements may change, such foreseeable changes are unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. Margins of protection on "Aa" bonds may not be as large as on "Aaa" securities or fluctuations of protective elements may be of greater magnitude or there may be other elements present which make the long-term risks appear somewhat larger than "Aaa" securities. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds rated "Baa" are considered medium grade obligations whose interest payments and principal security appear adequate for the present but lack certain protective elements or may be characteristically unreliable over any great length of time. Moody's applies numerical figures "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         Debt rated "AAA" by Standard & Poor's has the highest rating assigned by it. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong. Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings. Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment. Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

         Debt rated AAA, the highest rating by Duff & Phelps, is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA is regarded as high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

NOTE RATINGS

MOODY'S

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD & POOR'S

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

         Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S FOUR HIGHEST MUNICIPAL BOND RATINGS

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

         A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

DESCRIPTION OF FITCH'S FOUR HIGHEST MUNICIPAL BOND RATINGS

         Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong. Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings. Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment. Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY'S HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

         Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
protection are ample although not so large as in the preceding group.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

         Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

         SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest

                              FINANCIAL STATEMENTS

NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS

--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.6%
$  30,000  ABN-Amro Bank North America
             Chicago Inc.,
             6.54%, 12/26/00 .................................. $     30,000,205
   90,000  Bank of Nova Scotia,
             6.53%-6.61%, 12/26/00-2/26/01 ....................       90,001,293
  100,000  Canadian Imperial Bank of
             Commerce,
             6.54%-6.62%, 12/11/00-1/31/01 ....................      100,000,000
   30,000  Natwest Bank,
             6.65%, 1/29/01 ...................................       30,000,486
   75,000  Rabobank Nederland NV,
             6.61%-6.70%, 12/18/00-2/1/01 .....................       75,000,000
   35,000  Svenska Handelsbanken Inc.,
             6.72%, 12/18/00 ..................................       35,000,000
  100,000  Toronto Dominion Bank,
             6.54%-6.89%, 12/18/00-12/27/00 ...................      100,000,233
                                                                  --------------
Total Certificates of Deposit
  (amortized cost--$460,002,217) ..............................      460,002,217
                                                                  --------------

COMMERCIAL PAPER--68.6%
   85,000  Abbey National North America,
             6.41%-6.43%, 12/18/00-3/19/01 ....................       84,175,130
   60,000  ABN-Amro North America
             Finance Inc.,
             6.45%-6.47%, 12/15/00-12/29/00 ...................       59,748,544
   32,000  American Express Credit Corp.,
             6.47%, 12/5/00 ...................................       31,976,996
   50,000  American General Finance Corp.,
             6.56%, 1/22/01 ...................................       49,526,222
   90,000  Associates Corporation of N.A.,
             6.50%-6.52%, 1/16/01-2/26/01 .....................       88,960,967
   30,000  Banc One Corp.,
             6.48%, 12/6/00 ...................................       29,973,000
   70,000  Banc One Financial Corp.,
             6.46%-6.53%, 12/4/00-1/29/01 .....................       69,657,408
   85,000  BankAmerica Corp,
             6.50%-6.51%, 1/29/01-3/26/01 .....................       83,664,300
   52,990  British Columbia (Province of),
             6.37%-6.43%, 2/15/01-3/14/01 .....................       52,136,759
   20,000  CIT Group Holdings, Inc.,
             6.52%, 12/11/00 ..................................       19,963,778
   24,000  Coca Cola Co.,
             6.44%, 12/4/00 ...................................       23,987,120

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
$  75,000  Daimler-Chrysler North America
             Holding Corp.,
             6.50%-6.52%, 12/26/00-2/12/01 .................... $     74,227,778
   45,000  Deere (John) Capital Corp.,
             6.49%, 12/11/00 ..................................       44,918,875
   71,598  Dover Corp.,
             6.52%-6.53%, 12/11/00-12/20/00 ...................       71,432,188
   80,000  Ford Motor Credit Corp.,
             6.45%-6.51%, 12/12/00-12/19/00 ...................       79,803,792
   30,000  General Electric Credit Capital
             Services of Puerto Rico.,
             6.50%, 12/7/00 ...................................       29,967,500
   58,450  General Electric Capital
             Services Inc.,
             6.46%-6.56%, 2/26/01-2/28/01 .....................       57,520,254
   76,166  General Motors Acceptance Corp.,
             6.47%-6.57%, 12/14/00-1/16/01 ....................       75,690,513
   25,000  Goldman Sachs Group L.P.,
             6.52%, 1/16/01 ...................................       24,791,722
   90,000  Halifax plc, 6.46%-6.60%,
             12/28/00-5/1/01 ..................................       88,545,308
   45,000  Household Financial Corp.,
             6.48%-6.58%, 12/11/00-1/8/01 .....................       44,805,798
   32,000  IBM Credit Corp.,
             6.56%, 1/11/01 ...................................       31,760,924
    4,300  Marsh & McLennan, Inc.,
             6.52%, 12/1/00 ...................................        4,300,000
   70,000  Morgan Stanley Dean Witter & Co.,
             6.47%-6.60%, 12/4/00-1/9/01 ......................       69,764,617
   94,425  Oesterreichische Kontrollbank AG,
             6.48%-6.65%, 1/16/01-2/6/01 ......................       93,431,793
   26,000  Prudential Funding Corp.,
             6.58%, 1/12/01 ...................................       25,800,407
  100,000  Queensland Treasury Corp.,
             6.42%-6.43%, 12/18/00-2/12/01 ....................       99,197,263
   97,000  Rio Tinto America Inc.,
             6.50%, 12/15/00-12/22/00 .........................       96,685,292
   77,000  Societe Generale NA, 6.46%-6.51%,
             12/12/00-2/20/01 .................................       76,214,330
   60,000  Svenska Handelsbanken Inc.,
             6.40%-6.53%, 2/13/01-5/2/01 ......................       58,786,650
   25,000  USAA Capital Corp.,
             6.50%, 12/1/00 ...................................       25,000,000
   25,000  Wal Mart Stores Inc.,
             6.51%, 1/30/01 ...................................       24,728,750
                                                                  --------------
Total Commercial Paper
  (amortized cost--$1,791,143,978) ............................    1,791,143,978
                                                                  --------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--10.9%
 $121,000  Federal Home Loan Bank,
             6.25%-6.27%, 12/6/00* ............................ $    121,000,000
   89,000  Freddie Mac, 6.50%-6.74%,
             1/19/01-10/2/01 ..................................       89,000,000
   76,000  Student Loan Marketing Association,
             6.76%-6.79%, 12/5/00-12/7/00* ....................       75,980,108
                                                                  --------------
Total U.S. Government Agencies
  (amortized cost--$285,980,108) ..............................      285,980,108
                                                                  --------------
Total Investments
  (amortized cost--$2,537,126,303+) ....................   97.1%   2,537,126,303
Other assets less liabilities ..........................    2.9       75,726,182
                                                          -----   --------------
Net Assets .............................................  100.0%  $2,612,852,485
                                                          =====   ==============


--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--99.7%
FANNIE MAE--48.5%
   $3,500  6.34%, 3/15/01 ..................................... $      3,435,896
    3,327  6.36%, 12/26/00 ....................................        3,312,306
    7,450  6.38%, 12/14/00-12/20/00 ...........................        7,414,990
    1,155  6.40%, 12/7/00 .....................................        1,153,768
    8,232  6.43%, 12/11/00-2/15/01 ............................        8,146,566
    3,000  6.44%, 1/25/01 .....................................        2,970,483
    8,948  6.45%, 1/25/01 .....................................        8,859,825
                                                                     -----------
Total Fannie Mae
  (amortized cost--$35,293,834) ...............................       35,293,834
                                                                     -----------

FEDERAL HOME LOAN BANK--22.5%
    2,000  6.25%, 12/8/00 .....................................        2,000,000
    2,000  6.27%, 12/6/00 .....................................        2,000,000
    1,202  6.41%, 12/4/00 .....................................        1,201,358
    5,000  6.42%, 2/15/01 .....................................        4,932,234
    1,750  6.43%, 12/1/00 .....................................        1,749,999
    4,500  6.47%, 1/5/01-1/31/01 ..............................        4,462,348
                                                                     -----------
Total Federal Home Loan Bank
  (amortized cost--$16,345,939) ...............................       16,345,939
                                                                     -----------
FREDDIE MAC--23.2%
    5,000  6.38%, 12/14/00 ....................................        4,988,480
    3,000  6.40%, 12/5/00 .....................................        2,997,867
    3,000  6.41%, 12/21/00 ....................................        2,989,317
    3,000  6.42%, 2/22/01 .....................................        2,955,595


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
FREDDIE MAC (CONT'D)
   $2,000  6.45%, 12/26/00 .................................... $      1,991,042
    1,000  6.74%, 10/02/01 ....................................        1,000,000
                                                                     -----------
Total Freddie Mac
  (amortized cost--$16,922,301) ...............................       16,922,301
                                                                     -----------

STUDENT LOAN MARKETING ASSOCIATION--5.5%
    2,000  6.764%, 12/7/00 ....................................        1,999,557
    2,000  6.794%, 12/5/00 ....................................        1,999,339
                                                                     -----------
Total Student Loan Marketing Association
  (amortized cost--$3,998,896) ................................        3,998,896
                                                                     -----------
Total Investments
  (amortized cost--$72,560,970+) ......................    99.7%      72,560,970
Other assets less liabilities .........................     0.3          244,586
                                                          -----      -----------
Net Assets ............................................   100.0%     $72,805,556
                                                          =====      ===========
--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
ALABAMA--3.7%
   $1,500  Montgomery Pollution Control,
             4.25%, 12/7/00 ...................................       $1,500,000
           Phenix City EIR, Mead Proj.,
             (LC; Bayerische Vereinsbank)
    2,000    4.35%, 1/29/01 ...................................        2,000,000
    1,100    4.25%, 12/1/00* ..................................        1,100,000
                                                                     -----------

                                                                       4,600,000
                                                                     -----------
CALIFORNIA--0.7%
      900  Los Angeles Regional Arpt.
             Improvement Rev.,
             (LC; Societe Generale),
             4.15%, 12/1/00* ..................................          900,000
                                                                     -----------
COLORADO--3.3%
    4,100  Denver City & Cnty., Colorado
             Arpt Sys., (LC; Bayerische
             Landesbank Girozentrale),
             4.40%, 2/05/01 ...................................        4,100,000
                                                                     -----------
DELAWARE--2.4%
           State EDAR,
    1,900    Delmarva Gas & Power Co. Proj.,
             4.30%, 12/1/00* ..................................        1,900,000
    1,000    Delmarva Light & Power Co. Proj.,
             Ser. A, 4.30%, 12/1/00* ..........................        1,000,000
                                                                     -----------

                                                                       2,900,000
                                                                     -----------

NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS (CONTINUED)

GENERAL MUNICIPAL PORTFOLIO (CONT'D.)




--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

FLORIDA--2.4%
   $1,400  Jacksonville PAR, 4.35%, 1/8/01 ..............         $    1,400,000
    1,500  St. Lucie Cnty. PAR,
             4.50%, 12/14/00 ............................              1,500,000
                                                                    ------------
                                                                       2,900,000
                                                                    ------------
GEORGIA--7.6%
    1,200  Burke Cnty. PCR, Ser. A, (FGIC),
             4.35%, 1/11/01* ............................              1,200,000
    2,100  Oglethorpe Power Co., (FGIC),
             4.15%, 12/6/00* ............................              2,100,000
    4,000  Muni. Elec. Auth., Ser. A,
             (LC; Morgan Guaranty Trust),
             4.20%-4.25%, 12/5/00-12/6/00, ..............              4,000,000
    2,000  State GO, Ser. C,
             5.75%, 9/1/01 ..............................              2,021,705
                                                                    ------------
                                                                       9,321,705
                                                                    ------------

ILLINOIS--12.5%
    3,100  Chicago O'Hare International
             Arpt. Rev., Ser. A, (LC; Bayerische
             Landesbank), 6.70%, 12/6/00* ...............              3,100,000
    1,100  Chicago O'Hare International
             Arpt. Rev., Ser. B, (LC; Societe
             Generale), 4.15%, 12/6/00* .................              1,100,000
    3,000  Chicago WR, (LC; Bank One),
             4.10%, 12/6/00* ............................              3,000,000
           Madison Cnty. EIR,
    1,000    Ser. A, 4.30%, 12/1/00* ....................              1,000,000
    1,200    Shell Wood River Proj., Ser. A,
             4.30%, 12/1/00* ............................              1,200,000
    1,500    Shell Wood River Refining,
             4.30%, 12/1/00* ............................              1,500,000
    2,900  State Dev. Fin. Auth., PCR,
             Ser. B-1, 4.20%, 12/6/00* ..................              2,900,000
    1,560  State STR, Ser. N,
             7.00%, 6/15/20 (Prerefunded @
             102, 6/15/01)++ ............................              1,612,282
                                                                    ------------
                                                                      15,412,282
                                                                    ------------

INDIANA--0.8%
    1,000  Indianapolis PIB, Ser. A,
             5.00%, 1/8/01 ..............................              1,000,711
                                                                    ------------

IOWA--1.3%
    1,600  State School, CAP, (FSA),
             4.75%, 2/1/01 ..............................              1,601,821
                                                                    ------------

KENTUCKY--1.6%
   $2,000  HEL, Student Loan Corp.,
             SLR, Ser. E, (AMBAC),
             4.05%, 12/6/00* ............................             $2,000,000
                                                                    ------------

LOUISIANA--2.5%
      500  Iberville Parish,
             Dow Chemical Co. Proj.,
             4.35%, 12/1/00* ............................                500,000
    1,300  Plaquemines Parish EIR,
             BP Exploration & Oil,
             4.30%, 12/1/00* ............................              1,300,000
    1,300  St. Charles Parish PCR,
             Shell Oil Co., Norco Proj.,
             4.30%, 12/1/00* ............................              1,300,000
                                                                    ------------
                                                                       3,100,000
                                                                    ------------

MARYLAND--3.5%
    1,000  Anne Arundel Cnty. EDR,
             4.30%, 1/8/01 ..............................              1,000,000
    1,250  Baltimore Cnty. Met. Dist.,
             5.70%, 7/1/01 ..............................              1,257,690
    2,000  Health & Higher Education, Ser. C,
             4.35%, 1/10/01 .............................              2,000,000
                                                                    ------------
                                                                       4,257,690
                                                                    ------------

MASSACHUSETTS--0.8%
    1,000  Muni. Electric Co., PSSR,
             Ser. C, 4.00% 12/6/00* .....................              1,000,000
                                                                    ------------

MICHIGAN--3.4%
    2,000  Delta Cnty. EIR, Mead-Escanaba
             Paper Co. (LC; Union Bank of
             Switzerland), 4.20% 12/1/00* ...............              2,000,000
    1,200  Michigan Univ. Rev.,
             Med. Svc. Plan, Ser. A,
             4.25%, 12/1/00* ............................              1,200,000
    1,000  Muni. Auth. Rev.,
             Ser C-1, 5.00%, 8/23/01 ....................              1,004,872
                                                                    ------------
                                                                       4,204,872
                                                                    ------------

MINNESOTA--0.8%
    1,000  School Dists., Tax & Aid
             Anticipation Ctfs.,
             Ser. B, 5.00%, 8/17/01 .....................              1,004,761
                                                                    ------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

NEBRASKA--3.0%
           HEL Prog.,
             Student Loan, (LC; SLMA),
   $2,100       Ser. A, 4.25%, 12/6/00* .................             $2,100,000
    1,600       Ser. C, 4.25%, 12/6/00* .................              1,600,000
                                                                    ------------
                                                                       3,700,000
                                                                    ------------

NEVADA--1.0%
    1,220  Clark Cnty. HIR, Ser. N,
             (AMBAC), 5.50%, 7/1/01 .....................              1,228,094
                                                                    ------------

NEW JERSEY--2.9%
           GO,
    2,000    Ser. B, 6.25%, 1/15/01 .....................              2,005,011
    1,500    Ser. D, 5.25%, 2/15/01 .....................              1,503,297
                                                                    ------------
                                                                       3,508,308
                                                                    ------------

NEW YORK--4.1%
    1,000  Long Island Pwr. Auth. ESR,
             Ser. 6, (LC; ABN-Ambro Bank
             NV & Morgan Guaranty Trust),
             4.35%, 1/24/01*.............................              1,000,000
    2,500  MTA, 4.25%, 1/9/01 ...........................              2,500,000
    1,500  New York City Health & Hosp. Rev.,
             Ser. F, (LC; Commerzbank AG),
             3.80%, 12/6/00* ............................              1,500,000
                                                                    ------------
                                                                       5,000,000
                                                                    ------------

NORTH CAROLINA--2.9%
    3,500  Medical Care Commn. HR,
             Duke Univ. Hosp. Proj., Ser. C,
             (LC; Wachovia Bank N.A.)
             4.30%, 12/1/00* ............................              3,500,000
                                                                    ------------

OHIO--2.4%
    3,000  Hamilton Cnty. HR,
             Bethesda Hospital Inc.,
             (LC; RaboBank Nederland),
             4.10%, 12/7/00* ............................              3,000,000
                                                                    ------------

SOUTH CAROLINA--1.6%
    2,000  York Cnty. PCR, Duke Pwr. Co. Proj.,
             4.40%, 1/16/01* ............................              2,000,000
                                                                    ------------

TEXAS--16.7%
           Austin Util. Sys. Rev.,
   $1,708    4.30%, 12/11/00 ............................            $ 1,708,000
    1,000    6.88%, 5/15/07 (Prerefunded @
             102, 5/15/01)++ ............................              1,030,720
    1,000  Brazos HEA, Ser. B-1, (LC; SLMA),
             4.20%, 12/6/00* ............................              1,000,000
    1,500  Brazos River Hbr. Rev.,
             Dow Chemical Co. Proj.,
             Ser. A, 4.35%, 12/1/00* ....................              1,500,000
    1,500  Dallas Area Rapid Transit,
             STR, Ser. B, (LC; Westdeutsche
             Landesbank), 4.35%, 1/22/01 ................              1,500,000
    3,600  Gulf Coast WDA, PCR,
             Amoco Oil Co. Proj.,
             4.30%, 12/1/00* ............................              3,600,000
    1,600  Harris Cnty., PCR,
             4.50%, 1/29/01* ............................              1,600,000
      400  HEA Ser. B, (FGIC),
             4.20%, 12/6/00* ............................                400,000
    2,000  Houston TRAN, 5.00%, 6/30/01 .................              2,006,641
    2,200  North Central Health. Fac.
             Dev. Corp. Rev., Presbyterian
             Med. Ctr., Ser. C, (MBIA),
             4.15%. 12/1/00* ............................              2,200,000
    1,000  State FAR, Ser. A, (AMBAC),
             4.50%, 2/1/01 ..............................              1,000,555
    3,000  Texas A&M Univ., Ser. B,
             4.15%, 12/4/00 .............................              3,000,000
                                                                    ------------
                                                                      20,545,916
                                                                    ------------

VIRGINIA--1.0%
    1,175  Prince William Cnty., Ser. A,
             5.00%, 8/1/01 ..............................              1,180,286
                                                                    ------------

WASHINGTON--0.9%
    1,100  State Motor Vehicle
             Fuel Tax, Ser. B,
             6.00%, 6/01/01 .............................              1,108,993
                                                                    ------------

WISCONSIN--0.8%
    1,000  Milwaukee RAN,
             Ser. B, 5.25%, 8/30/01 .....................              1,007,020
                                                                    ------------
Total Investments
    (amortized cost--$104,082,459+)......................   84.6%    104,082,459
Other assets less liabilities ...........................   15.4      18,973,787
                                                           -----    ------------
Net Assets ..............................................  100.0%   $123,056,246
                                                           =====    ============

NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS (continued)

CALIFORNIA MUNICIPAL PORTFOLIO




--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES--93.7%
   $1,600  Anaheim CP, 1993 Ref. Projs.,
             (AMBAC), 3.75%, 12/6/00* ...................             $1,600,000
    2,000  Eastern Municipal WD, WSR, CP,
             Ser. B., (FGIC),
             3.60%, 12/7/00* ............................              2,000,000
    1,000  Fresno Cnty, TRAN,
             5.00%, 7/2/01 ..............................              1,004,195
    2,400  Golden Empire School Finc. Auth.,
             Kern High School Dist., Ser. A,
             (LC; Canadian Imperial Bank
             of Commerce), 3.80%, 12/6/00* ..............              2,400,000
    2,000  Golden Gate Bridge HTA,
             3.65%, 1/8/01 ..............................              2,000,000
      700  HFFAR, Hospital Adventist,
             Ser. C, (MBIA), 4.05%, 12/1/00* ............                700,000
           Irvine Ranch WD,
      500    (LC; Commerzbank AG),
             3.80%, 12/1/00* ............................                500,000
      700    (LC; Toronto-Dominion Bank),
             3.80%, 12/1/00* ............................                700,000
    1,800  Los Angeles Cnty.
             Capital Asset Leasing Corp.,
             3.60%, 12/4/00 .............................              1,800,000
    3,600  Los Angeles Cnty. MTA, Ser. A,
             3.75%-4.05%, 2/6/01-3/5/01 .................              3,600,000
    3,000  Los Angeles Cnty. WP Electric Plant,
             3.75%-4.00%, 1/11/01 .......................              3,000,000
    1,000  Los Angeles Cnty. WWS,
             3.85%, 1/10/01 .............................              1,000,000
      759  Orange Cnty. Impt. Act 1915,
             (LC; Societe Generale),
             4.05%, 12/1/00* ............................                759,000
           Orange Cnty. Sanitation Dists.,
    2,000    CP, (AMBAC),
             3.60%, 12/7/00* ............................              2,000,000
      500    CP, (LC; Societe Generale),
             4.10%, 12/1/00* ............................                500,000
    1,500  Orange Cnty. WD, CP, Ser. B,
             (LC; Bayerische Landesbank),
             3.80%, 12/1/00* ............................              1,500,000
    1,050  PCFA, PCR,
             Ref. Exxon Proj.,
             4.05%, 12/1/00* ............................              1,050,000
           PCFA Res. Recovery Rev.,
    2,300    Ser. A, Atlantic Richfield Co.,
             4.15%, 12/1/00* ............................              2,300,000






--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

           PCFA Res. Recovery Rev., (cont'd)
   $3,000  Burney Forest Prods.,
             (LC; Fleet Bank, N.A.),
             3.90%, 12/1/00* ............................             $3,000,000
    4,500  PCFA, SWDR, Ser. B,
             Shell Oil Co., Martinez Proj.,
             Ser. A & B, 4.10%, 12/1/00* ................              4,500,000
    1,450  Sacremento Muni. Utility Dist.,
             Ser I, 3.90%-3.95%, 12/11/00 ...............              1,450,000
    1,300  San Bernardino Cnty., CP,
             Med. Ctr. Proj., (MBIA),
             3.80%, 12/6/00* ............................              1,300,000
    2,000  San Diego Cnty., Unified Port. Dist.,
             Ser. A, 3.45%, 12/5/00 .....................              2,000,000
    2,000  San Diego Cnty.,
             Unified School District, TRAN,
             Ser. A, 5.25%, 10/4/01 .....................              2,021,248
    2,600  San Diego Cnty., Ser. B1,
             3.70%-3.85%, 1/8/01 ........................              2,600,000
    2,000  San Francisco Bay Area Transit,
             3.750%-3.90%, 12/4/00-3/1/01 ...............              2,000,000
    1,600  San Joaquin Cnty. TA,
             3.70%, 01/16/01 ............................              1,600,000
    1,500  Santa Anna, Health Fac. Rev.,
             (LC; Banque Nationale Paris)
             4.15%, 12/1/00* ............................              1,500,000
    1,000  Santa Barbara Cnty.,
             Schools Finc. Auth., TRAN,
             5.00%, 6/29/01 .............................              1,004,025
    1,700  SCDAR, CP,
             (MBIA), 3.80%, 12/1/00* ....................              1,700,000
    1,500  SCDAR,
             John Muir/Mt. Diablo Health
             Proj., (AMBAC), 3.80%,
             12/1/00* ...................................              1,500,000
    1,000  SCDAR,
             TRAN, Ser. A, (FGIC),
             5.25%, 6/29/01 .............................              1,005,405
    2,000  School Cash Reserve
             Prog. Auth., Ser. A, (AMBAC),
             5.25%, 7/3/01 ..............................              2,011,011
      973  Southeast Res. Recovery Facs. Auth.,
             Ser. A, (LC; Bayerische
             Landesbank),
             3.85%, 12/6/00* ............................                973,000
    1,000  So. Calif. Pub. PAR,
             Palo Verde Proj., Ser. C,
             (AMBAC), 3.75%, 12/6/00* ...................              1,000,000

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES (CONT'D)
   $2,100  Southern Transmission Proj.,
             (LC; Barclays Bank plc),
             3.75%, 12/6/00* ............................             $2,100,000
    2,385  State, GO,
             3.55%-3.80%, 12/4/00-2/5/01 ................              2,385,000
    1,985  TFAR, (FSA),
             3.90%, 12/6/00* ............................              1,985,000
    2,400  Transmission Auth. of
             Northern Calif.,
             3.60%, 12/6/00-1/9/01 ......................              2,400,000
    1,000  University of Calif.,
             Regents Ser. A,
             4.10%, 1/29/01 .............................              1,000,000
    1,000  West Contra Costa, TRAN,
             Union School Dist.,
             4.50%, 12/6/00 .............................              1,000,079
                                                                    ------------

Total California Municipal Bonds & Notes
  (amortized cost--$70,447,963) .........................             70,447,963
                                                                    ------------

TAX-EXEMPT COMMERCIAL PAPER--3.6%
PUERTO RICO--3.6%
    2,700  Puerto Rico Gov't. Dev. Bank,
             3.75%, 5/14/01
             (amortized cost--$2,700,000) ...............              2,700,000
                                                                    ------------

Total Investments
  (amortized cost--$73,147,963+) ........................    97.3%    73,147,963
Other assets less liabilities ...........................     2.7      2,009,031
                                                            -----   ------------
Net Assets ..............................................   100.0%   $75,156,994
                                                            =====   ============

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--96.4%
   $2,700  Babylon, IDA, (LC; Union Bank
             of Switzerland AG),
             4.20%, 12/1/00* ............................             $2,700,000
    1,000  Broome Cnty., BAN,
             4.75%, 4/3/01 ..............................              1,001,777
    1,900  Great Neck North WSR, Ser. A, (FGIC)
             4.00%, 12/6/00*...         . ...............              1,900,000
    2,000  Half Hollow Hills Central Sch. Dist. TAN,
             4.80% 6/29/01...............................              2,005,518
2,900      Long Island Power Auth., ESR, Ser. 6,
             (LC; ABN-Amro Bank NV & Morgan
             Guaranty Trust)
             4.10%, 12/1/00*. ...........................              2,900,000





--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

   $2,000  MTA Transit Facilities TRAN, Special
             Obligation, Ser. 98-Sub. Ser. B,
             (LC; ABN-Amro Bank NV),
             4.20%-4.30%, 12/4/00-3/5/01. ...............             $2,000,000
    2,000  Muni. Assistance Corp., Ser. M,
             5.00%, 7/1/01 ..............................              2,007,867
           New York City, GO,
    2,000    Ser. A, TRAN
             5.00%, 4/12/01*.. ..........................              2,005,723
      500    Ser. B-2,
             (LC; Morgan Guaranty Trust),
             4.50%, 12/1/00* ............................                500,000
      300    Ser. C,
             (LC; Morgan Guaranty Trust),
             4.50%, 12/1/00* ............................                300,000
    2,000  New York City Health & Hosp. Corp.
             Rev., Ser. F,
             (LC; Commerzbank AG)
             3.80%, 12/6/00* ............................              2,000,000
    1,500  New York City Muni., Water Fin.,
             4.25%, 2/22/01 .............................              1,500,000
    2,000  New York City Transitional FAR,
             Future Tax, Sec. D-Ser. A-1,
             (LC; Societe Generale),
             4.05%, 12/6/00* ............................              2,000,000
    2,000  New York City Trust CRR,
             Carnegie Hall,
             (LC; Westdeutsche Landesbank),
             4.20%, 12/6/00* ............................              2,000,000
    1,300  Soloman R. Guggenheim, Ser. B,
             (LC; Westdeutsche Landesbank),
             4.10%, 12/1/00* ............................              1,300,000
           State DAR,
    1,500    Public Library - Ser. A, (MBIA),
             3.80%, 12/6/00* ............................              1,500,000
      600    Memorial Sloan-Kettering Cancer Center,
             (LC; Chase Manhattan Bank),
             4.15%, 12/1/00* ............................                600,000
    1,600    Oxford University Press Inc.,
             (LC; Landesbank Hessen),
             3.90%, 12/6/00* ............................              1,600,000
    4,000    Ser. 1997,
             4.10%-4.15%, 12/11/00-1/8/01 ...............              4,000,000

NOVEMBER 30, 2000

SCHEDULES OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

NEW YORK MUNICIPAL BONDS & NOTES (CONT'D)
   $2,200  State Environmental GO,
             Ser. 1997A,
             (LC; Bayerische Landesbank),
             4.20%, 2/5/01 ..............................             $2,200,000
           State ERDA, PCR,
    1,600    Niagara Mohawk Power Corp.
             Proj., Ser. A,
             (LC; Toronto Dominion Bank),
             4.20% 12/1/00* .............................              1,600,000
    1,000    Niagara Power Corp. Proj., Ser. B,
             (LC; Morgan Guaranty Trust),
             4.55%, 12/1/00* ............................              1,000,000
    2,300    State Electric & Gas, Ser. C,
             (LC; Morgan Guaranty Trust),
             4.00%, 12/1/00* ............................              2,300,000
      900    STATE ELECTRIC & GAS, SER. D
             (LC; BANK ONE CHICAGO),
             4.00%, 12/1/00* ............................                900,000
    1,300    Rochester Elec. & Gas Corp., Ser. A,
             (MBIA),
             3.90%, 12/6/00* ............................              1,300,000
    1,600  State Housing FAR, Normandie Ct.,
             (LC; Landesbank Hessen),
             4.00%, 12/6/00* ............................              1,600,000
    1,000  State JDA,
             Ser. B1-B9,
             4.30%, 12/1/00* ............................              1,000,000





--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------

           State LGAC,
   $1,000    Ser. A,
             7.00%, 4/1/16
             (Prerefunded @ 102, 4/1/01)++ ..............           $  1,028,042
    2,000    Ser. B,
             7.50%, 4/1/20
             (Prerefunded @ 102, 4/1/01)++ ..............              2,060,252
    2,500    Ser. E, (LC; Societe Generale),
             4.00%, 12/6/00* ............................              2,500,000
    1,900  New York St. MCF, FAR,
             Lenox Hill Hospital, Ser. A,
             (LC; Chase Manhattan Bank),
             3.90%, 12/6/00* ............................              1,900,000
      950  New York St. TA, (FGIC),
             4.15%, 12/1/00* ............................                950,000
           Port Auth. of New York & New Jersey,
    2,130    Ser. B,
             4.20%, 1/9/01-2/1/01 .......................              2,130,000
      200    Versatile Structure Obligation,
             4.10%, 12/1/00* ............................                200,000
                                                                    ------------

Total New York Municipal Bonds & Notes
   (amortized cost--$56,489,179) ........................             56,489,179
                                                                    ------------

TAX-EXEMPT COMMERCIAL PAPER--2.4%
PUERTO RICO--2.4%
    1,437  Puerto Rico Gov't. Dev. Bank,
              4.00%, 2/20/01
             (amortized cost--$1,437,000) ...............              1,437,000
                                                                    ------------

Total Investments
   (amortized cost--$57,926,179+) .......................     98.8%   57,926,179
Other assets less liabilities. ..........................      1.2       688,954
                                                             -----  ------------
Net Assets. .............................................    100.0%  $58,615,133
                                                             =====  ============



--------------------------------------------------------------------------------
+ Federal income tax basis of investment securities is the same as for financial reporting purposes.
++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
* Variable Rate Demand Notes. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2000.


Abbreviations:
 AMBAC        Insured by American Mortgage Bond Assurance
               Corporation
 BAN          Bond Anticipation Notes
 CAP          Cash Anticipation Programs
 CP           Certificates of Participation
 CRR          Cultural Resources Revenue
 DAR          Dormitory Authority Revenue
 EDAR         Economic Development Authority Revenue
 EDR          Economic Development Revenue
 ERDA         Energy Research and Development Authority
 ESR          Electric System Revenue
 EIR          Environment Improvement Revenue
 FAR          Finance Authority Revenue
 FGIC         Insured by Financial Guaranty Insurance
                Corporation
 FSA          Insured by Financial Security Assurance
 GO           General Obligation
 HEA          Higher Education Authority
 HEL          Higher Education Loan
 HFFAR        Health Facilities Financing Authority Revenue
 HIR          Highway Improvement Revenue
 HR           Hospital Revenue
 HTA          Highway and Thruway Authority
 IDA          Industrial Development Authority
 JDA          Job Development Authority
 LC           Letter of Credit
 LGAC         Local Government Assistance Corp.
 MBIA         Insured by Municipal Bond Investors Assurance
 MCF          Medical Care Facility
 MTA          Metropolitan Transportation Authority
 PAR          Power Authority Revenue
 PCFA         Pollution Control Financing Authority
 PCR          Pollution Control Revenue
 PIB          Public Improvement Board
 PSSR         Power Supply System Revenue
 RAN          Revenue Anticipation Notes
 SCDAR        Statewide Communities Development Authority
                Revenue
 SLMA         Student Loan Marketing Association
 SLR          Student Loan Revenue
 STR          Sales Tax Revenue
 SWDR         Solid Waste Disposal Revenue
 TA           Transit Authority
 TAN          Tax Anticipation Notes
 TFAR         Transit Finance Authority Revenue
 TRAN         Tax Revenue Anticipation Notes
 WD           Water District
 WDA          Waste Disposal Authority
 WP           Water and Power
 WR           Water Revenue
 WSR          Water and Sewer Revenue
 WWS          Waste Water System


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 2000
STATEMENTS OF ASSETS AND LIABILITIES


                                           --------------   --------------   --------------  --------------   --------------
                                                                                 GENERAL       CALIFORNIA       NEW YORK
                                              PRIMARY         GOVERNMENT        MUNICIPAL      MUNICIPAL        MUNICIPAL
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           --------------   --------------   --------------  --------------   --------------
ASSETS:
   Investments, at value
     (amortized cost--
     $2,537,126,303, $72,560,970,
     $104,082,459, $73,147,963 and
     $57,926,179, respectively) .......... $2,537,126,303      $72,560,970     $104,082,459     $73,147,963      $57,926,179
   Cash ..................................         82,032           54,216           60,363          76,019               --
   Receivable for investments
     called ..............................             --               --        2,110,000          27,000          100,000
   Receivable for shares sold ............     69,193,083          299,033       16,196,138       1,523,174          437,764
   Interest receivable ...................     14,296,522          130,539          857,434         540,285          359,752
   Prepaid expenses and other assets .....         61,872           10,830            7,291           2,720            2,614
                                           --------------   --------------   --------------  --------------   --------------
     Total Assets ........................  2,620,759,812       73,055,588      123,313,685      75,317,161       58,826,309
                                           --------------   --------------   --------------  --------------   --------------

LIABILITIES:
   Due to custodian ......................             --               --               --              --           76,094
   Investment advisory fee payable .......        848,825           34,801           43,502          30,974           21,966
   Distribution fee payable ..............        520,270           15,434           21,891          15,487           11,863
   Payable for shares redeemed ...........          4,757            1,200               --              --               --
   Dividend payable ......................      5,747,657          160,133          139,519          84,809           73,451
   Accrued expenses ......................        785,818           38,464           52,527          28,897           27,802
                                           --------------   --------------   --------------  --------------   --------------
     Total Liabilities ...................      7,907,327          250,032          257,439         160,167          211,176
                                           --------------   --------------   --------------  --------------   --------------
     Net Assets .......................... $2,612,852,485      $72,805,556     $123,056,246     $75,156,994      $58,615,133
                                           ==============   ==============   ==============  ==============   ==============

COMPOSITION OF NET ASSETS:
   Par value ($0.0001 per share,
      10 billion shares
      authorized for each Portfolio) ..... $      261,289      $     7,283     $     12,314     $     7,519      $     5,864
   Paid-in-capital in excess of par ......  2,612,593,503       72,798,130      123,080,290      75,174,336       58,630,666
   Accumulated net realized gain
      (loss) on investments ..............         (2,307)             143          (36,358)        (24,861)         (21,397)
                                           --------------   --------------   --------------  --------------   --------------
     Net Assets .......................... $2,612,852,485      $72,805,556     $123,056,246     $75,156,994      $58,615,133
                                           ==============   ==============   ==============  ==============   ==============

   Shares outstanding ....................  2,612,893,962       72,827,606      123,143,735      75,188,437       58,639,728
                                           --------------   --------------   --------------  --------------   --------------
   NET ASSET VALUE PER SHARE .............          $1.00            $1.00            $1.00           $1.00            $1.00
                                                    =====            =====            =====           =====            =====




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED NOVEMBER 30, 2000
STATEMENTS OF OPERATIONS

                                           --------------   --------------   --------------  --------------   --------------
                                                                                 GENERAL       CALIFORNIA       NEW YORK
                                              PRIMARY         GOVERNMENT        MUNICIPAL      MUNICIPAL        MUNICIPAL
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           --------------   --------------   --------------  --------------   --------------
INVESTMENT INCOME:
    Interest ..............................  $161,322,438       $5,286,319       $4,501,245      $2,396,824       $2,165,323
                                           --------------   --------------   --------------  --------------   --------------

EXPENSES:
    Investment advisory fees ..............    10,420,235          426,359          560,923         342,477          278,265
    Distribution fees .....................     6,387,647          213,179          283,846         171,238          139,132
    Transfer agent fees ...................     1,684,069           45,540           62,280          23,460           67,156
    Administrative services fees ..........     1,277,529           42,636           56,769          34,248           27,826
    Shareholder servicing fees ............       518,475           23,599           27,610          13,542           15,504
    Directors' fees and expenses ..........       194,109           10,204           12,285           9,050            7,173
    Custodian fees ........................       189,513           30,618           37,687          17,798           12,149
    Reports to shareholders ...............       163,620            7,007            8,014           5,286            4,664
    Legal fees ............................        64,182            1,256            2,061           1,884            1,644
    Audit and tax service fees ............        38,784           15,137           21,557          20,300           15,932
    Registration fees .....................        23,583           19,993           20,553           1,572            1,580
    Insurance expense .....................        16,383            2,556            3,270           2,177            2,184
    Miscellaneous .........................        62,333            3,861            4,318           3,043            2,674
                                           --------------   --------------   --------------  --------------   --------------
     Total expenses .......................    21,040,462          841,945        1,101,173         646,075          575,883
     Less: investment advisory
            fees waived ...................           ---              ---              ---             ---          (15,795)
          expense offset ..................          (448)            (475)          (1,243)         (1,896)          (3,973)
                                           --------------   --------------   --------------  --------------   --------------
     Net expenses .........................    21,040,014          841,470        1,099,930         644,179          556,115
                                           --------------   --------------   --------------  --------------   --------------
         Net investment income ............   140,282,424       4,444,849         3,401,315       1,752,645        1,609,208
    Net realized gain (loss) on
     investments ..........................        (2,307)             143               --              --               --
                                           --------------   --------------   --------------  --------------   --------------
    Net increase in net assets
     resulting from operations ............  $140,280,117       $4,444,992       $3,401,315      $1,752,645       $1,609,208
                                           ==============   ==============   ==============  ==============   ==============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PRIMARY PORTFOLIO                      GOVERNMENT PORTFOLIO
                                        ------------------------------------    ------------------------------------
                                                 YEAR ENDED NOVEMBER 30,                 YEAR ENDED NOVEMBER 30,
                                        ------------------------------------    ------------------------------------
                                                2000                1999                2000                1999
                                        ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income..............  $    140,282,424    $    104,396,133    $      4,444,849    $      3,926,262
   Net realized gain (loss) on
     investments......................            (2,307)              3,367                 143                 484
                                        ----------------    ----------------    ----------------    ----------------
     Net increase in net assets
        resulting from operations            140,280,117         104,399,500           4,444,992           3,926,746
                                        ----------------    ----------------    ----------------    ----------------


DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............      (140,282,424)       (104,396,133)         (4,444,849)         (3,926,262)
   Net realized gains.................            (2,711)                 --                (744)                 --
                                        ----------------    ----------------    ----------------    ----------------
    Total dividends and distributions
     to shareholders..................      (140,285,135)       (104,396,133)         (4,445,593)         (3,926,262)
                                        ----------------    ----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................    21,397,140,757      16,680,730,656         400,353,709         389,179,482
   Reinvestment of dividends
     and distributions................       138,231,799         103,977,710           4,405,731           3,933,944
   Cost of shares redeemed               (21,385,817,211)    (16,893,848,229)       (415,976,326)       (421,236,776)
                                        ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............       149,555,345        (109,139,863)        (11,216,886)        (28,123,350)
                                        ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in
     net assets.......................       149,550,327        (109,136,496)        (11,217,487)        (28,122,866)

NET ASSETS:
   Beginning of year..................     2,463,302,158       2,572,438,654          84,023,043         112,145,909
                                        ----------------    ----------------    ----------------    ----------------
   End of year........................  $  2,612,852,485    $  2,463,302,158    $     72,805,556    $     84,023,043
                                        ================    ================    ================    ================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                               GENERAL MUNICIPAL PORTFOLIO           CALIFORNIA MUNICIPAL PORTFOLIO
                                        ------------------------------------    ------------------------------------
                                                 YEAR ENDED NOVEMBER 30,                 YEAR ENDED NOVEMBER 30,
                                        ------------------------------------    ------------------------------------
                                                2000                1999                2000                1999
                                        ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income..............  $      3,401,315    $      3,029,287    $      1,752,645    $      1,362,890
   Net realized gain (loss) on
     investments......................                --               6,476                  --                   5
                                        ----------------    ----------------    ----------------    ----------------
     Net increase in net assets
        resulting from operations              3,401,315           3,035,763           1,752,645           1,362,895
                                        ----------------    ----------------    ----------------    ----------------


DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............        (3,401,315)         (3,029,287)         (1,752,645)         (1,362,890)
   Net realized gains.................                --                  --                  --                  --
                                        ----------------    ----------------    ----------------    ----------------
    Total dividends and distributions
     to shareholders..................        (3,401,315)         (3,029,287)         (1,752,645)         (1,362,890)
                                        ----------------    ----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................       772,253,071         861,154,301         498,367,783         416,303,954
   Reinvestment of dividends
     and distributions................         3,368,153           3,040,600           1,719,696           1,355,458
   Cost of shares redeemed............      (772,567,434)       (916,014,947)       (491,399,463)       (421,583,010)
                                        ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............         3,053,790         (51,820,046)          8,688,016          (3,923,598)
                                        ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in
     net assets.......................         3,053,790         (51,813,570)          8,688,016          (3,923,593)

NET ASSETS:
   Beginning of year..................       120,002,456         171,816,026          66,468,978          70,392,571
                                        ----------------    ----------------    ----------------    ----------------
   End of year........................  $    123,056,246    $    120,002,456    $     75,156,994    $     66,468,978

                                        ================    ================    ================    ================


                                            NEW YORK MUNICIPAL PORTFOLIO
                                        ------------------------------------
                                               YEAR ENDED NOVEMBER 30,
                                        ------------------------------------
                                              2000                 1999
                                        ----------------    ----------------

OPERATIONS:
   Net investment income..............  $      1,609,208    $      1,457,800
   Net realized gain (loss) on
     investments......................                --                  --
                                        ----------------    ----------------
     Net increase in net assets
        resulting from operations              1,609,208           1,457,800
                                        ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............        (1,609,208)         (1,457,800)
   Net realized gains.................                --                  --
                                        ----------------    ----------------
    Total dividends and distributions
     to shareholders..................        (1,609,208)         (1,457,800)
                                        ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................       339,427,866         403,092,986
   Reinvestment of dividends
     and distributions................         1,533,530           1,433,608
   Cost of shares redeemed............      (337,626,875)       (433,394,287)
                                        ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............         3,334,521         (28,867,693)
                                        ----------------    ----------------
   Total increase (decrease) in
     net assets.......................         3,334,521         (28,867,693)

NET ASSETS:
   Beginning of year..................        55,280,612          84,148,305
                                        ----------------    ----------------
   End of year........................  $     58,615,133    $     55,280,612
                                        ================    ================

FINANCIAL HIGHLIGHTS FOR A SHARE OUSTANDING THROUGHOUT EACH YEAR


                                                           INCOME FROM                                   DIVIDENDS
                                                            OPERATIONS                               AND DISTRIBUTIONS
                                              -------------------------------------   ---------------------------------------------

                                                                                      Dividends to
                                Net Asset                   Net                       Shareholders  Distributions   Total Dividends
                                 Value,          Net      Realized         Total        from Net   to Shareholder  and Distributions
                                Beginning    Investment  Gain (Loss)    Income from    Investment      from Net           to
                                 of Year       Income   on Investments   Operations      Income     Realized Gains    Shareholders
PRIMARY PORTFOLIO:
   YEAR ENDED NOVEMBER 30, 2000    $1.00        $0.06        $(0.00)        $0.06        $(0.06)       $(0.00)       $(0.06)
              November 30, 1999     1.00         0.04          0.00          0.04         (0.04)           --         (0.04)
              November 30, 1998     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1997     1.00         0.05         (0.00)         0.05         (0.05)           --         (0.05)
              November 30, 1996     1.00         0.05         (0.00)         0.05         (0.05)        (0.00)        (0.05)
GOVERNMENT PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.05         $0.00         $0.05        $(0.05)       $(0.00)       $(0.05)
              November 30, 1999     1.00         0.04          0.00          0.04         (0.04)           --         (0.04)
              November 30, 1998     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1997     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1996     1.00         0.04          0.00          0.04         (0.04)        (0.00)        (0.04)
GENERAL MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03        $(0.00)        $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02         (0.00)         0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1997     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.03          0.00          0.03         (0.03)           --         (0.03)
CALIFORNIA MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03            --         $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02            --          0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.02            --          0.02         (0.02)           --         (0.02)
              November 30, 1997     1.00         0.03        $(0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.02         --             0.02         (0.02)           --         (0.02)
NEW YORK MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03         $0.00         $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02          0.00          0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.03            --          0.03         (0.03)           --         (0.03)
              November 30, 1997     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.03            --          0.03         (0.03)           --         (0.03)


                                                                                RATIOS TO
                                                                                 AVERAGE
                                                                                NET ASSETS
                                                                          -----------------------

                                     Net Asset               Net Assets,
                                       Value,                  End of                     Net
                                       End of     Total         Year                   Investment
                                        Year     Return(1)   (millions)   Expenses(2)    Income

PRIMARY PORTFOLIO:
     YEAR ENDED NOVEMBER 30, 2000      $1.00       5.64%      $2,612.9     0.82%         5.49%
                November 30, 1999       1.00       4.41%       2,463.3     0.82%         4.32%
                November 30, 1998       1.00       4.90%       2,572.4     0.83%         4.78%
                November 30, 1997       1.00       4.85%       2,166.6     0.85%         4.75%
                November 30, 1996       1.00       4.69%       1,712.6     0.91%         4.60%
GOVERNMENT PORTFOLIO:
     Year ended November 30, 2000      $1.00       5.34%         $72.8     0.99%         5.21%
                November 30, 1999       1.00       4.17%          84.0     0.95%         4.09%
                November 30, 1998       1.00       4.63%         112.1     0.98%(3)      4.53%(3)
                November 30, 1997       1.00       4.60%         100.0     0.98%(3)      4.51%(3)
                November 30, 1996       1.00       4.51%         101.1     1.00%(3)      4.41%(3)
GENERAL MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       3.06%        $123.1     0.97%         3.00%
                November 30, 1999       1.00       2.29%         120.0     0.93%         2.26%
                November 30, 1998       1.00       2.66%         171.8     0.92%         2.62%
                November 30, 1997       1.00       2.74%         137.0     0.96%         2.70%
                November 30, 1996       1.00       2.56%         122.3     0.99%         2.53%
CALIFORNIA MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       2.58%         $75.2     0.94%         2.56%
                November 30, 1999       1.00       2.06%          66.5     0.91%         2.03%
                November 30, 1998       1.00       2.39%          70.4     0.95%         2.36%
                November 30, 1997       1.00       2.68%          55.7     0.90%(4)      2.64%(4)
                November 30, 1996       1.00       2.42%          53.4     0.85%(4)      2.42%(4)
NEW YORK MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       2.94%         $58.6     1.01%(5)      2.89%(5)
                November 30, 1999       1.00       2.16%          55.3     0.96%         2.11%
                November 30, 1998       1.00       2.50%          84.1     0.98%         2.46%
                November 30, 1997       1.00       2.66%          73.2     0.98%(5)      2.63%(5)
                November 30, 1996       1.00       2.50%          60.0     0.97%(5)      2.45%(5)




---------------------------------
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1g IN NOTES TO FINANCIAL STATEMENTS).
(3) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1998, 0.99% AND 4.50%, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 1.00% AND 4.41%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(4) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.96% AND 2.58%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997 AND 0.97% AND 2.30%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(5) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.03% AND 2.86%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000, 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 0.98% AND 2.44%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"), collectively the "Portfolios". Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Investment Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as each Portfolio's investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a)  VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b)  FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

     (c)  SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     (e)  EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (f)  EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

     (g)  DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the year ended November 30, 2000, Primary, Government, General, California and New York accrued $84,319, $3,382, $4,413, $2,440 and $2,005, respectively in connection with the Plan.

2. INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance Plan, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets and the Investment Adviser uses such amounts in its entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolios and (ii) promoting the sale of shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 2000, major industry concentrations were: Banking--42.3%, Finance--16.2%, Diversified--6.1%, Chemicals--3.7%, Brokerage--3.6%, and Sovereign--5.8%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, single state funds are required to be diversified with respect to 75% of their total assets. Accordingly, California and New York, maintain diversified portfolios with respect to 75% of their total assets. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

4. CAPITAL LOSS CARRYFORWARD

At November 30, 2000, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for federal income tax purposes were: Primary--$2,307, which expires in 2008; General--$36,358, of which $299 will expire in 2001, $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006; California--$24,861, of which $1,137 will expire in 2001, $13,827 will expire 2003, $9,304 will expire in 2004 and $593 will expire in 2005; New York--$21,397 of which $934 will expire in 2001, $19,669 will expire in 2003, and $794 will expire in 2005. To the extent that these capital loss carry forwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders. General, California and New York had $8,627, $5,856, and $3,198, respectively of capital loss carryforwards expire on November 30, 2000. Such amounts have been reclassified to additional paid-in-capital to reflect the respective Portfolio's federal tax basis of available accumulated capital loss carry forward.

5. ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Fund, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors and the current investment advisory agreement with OCC Distributors. Prior to the closing of the Implementation Agreement, the Board of Directors and stockholders of the Fund approved new agreements with OpCap Advisors and OCC Distributors to become effective upon the closing of the Implementation Agreement.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of OCC Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, Inc., hereafter referred to as the "Fund") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 12, 2001

PART C   OTHER INFORMATION

FINANCIAL STATEMENTS:

                    Included in the Prospectus:
                             None
                    Included in Part B:
                             Fiscal Year ended November 30, 2000
                    Included in Part C:
                             None

ITEM 23.      EXHIBITS

              (a)    Articles of Incorporation.*

              (b)    Bylaws of Registrant.*

              (c)    Not Applicable.

              (d)    Advisory Agreement.  **

              (e)    (a) Distribution Agreement.  **
                     (b) Dealer Agreement.*

              (f)    Not Applicable.

              (g)    Custody Agreement.*

              (h)    Not Applicable.

              (i) Opinion of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable.*

              (j)    Consent of Independent Accountants.***

              (k)    Not Applicable.

              (l)    Agreement relating to initial capital.*

              (m) Distribution Assistance and Administrative Services Plan Pursuant to Rule 12b-1. **

              (n)    Not Applicable.

              (p)(1) OCC Cash Reserves, Inc. Code of Ethics.***

              (p)(2) OpCap Advisors, OCC Distributors Code of Ethics.***

              *Incorporated by reference to exhibits filed with  Post-Effective
               Amendment No. 12.

             **Incorporated by reference to exhibits filed with Post-Effective
               Amendment No. 18.

            ***Filed with Post-Effective Amendment No. 22.

Item 24.    Persons Controlled by or Under Common Control with Registrant


         No person is presently controlled by or under common control with Registrant.

Item 25.    Indemnification

            See Article Eight, Sections (6) and (7) of Registrant's Articles of Incorporation, Exhibit 1.

Item 26.    Business and Other Connections of Investment Adviser

            See "Management of the Fund" in the Prospectus and "Investment Management and Other Services" in the Additional Statement of Information regarding the business of the investment adviser. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment adviser.

                                                  Other Business and Connections During the Past
Name & Current Position with OpCap Advisors       Two Years
-------------------------------------------       ----------------------------------------------
Francis C. Poli, Secretary                        Chief Legal Officer and Director of Compliance
                                                  of   PIMCO   Advisors   L.P.;   Secretary   of
                                                  Oppenheimer Capital and OCC Distributors.

Kenneth M. Poovey, Chief Executive Officer        Chief Executive Officer of Oppenheimer Capital;
                                                  Chief Operating Officer of PIMCO Advisors L.P.

Robert Fitzgerald,  Chief Financial Officer       Managing  Director/Treasurer/Chief   Financial
                                                  Officer of Oppenheimer Capital;  Treasurer and
                                                  Chief Financial Officer of OCC Distributors.

Steven Calabria, Vice President

Angie Clark, Vice President                       Vice President/National Sales Manager,
                                                  Oppenheimer Capital.

                                                  Other Business and Connections During the Past
Name & Current Position with OpCap Advisors       Two Years
-------------------------------------------       ----------------------------------------------
Ken Corba,  Vice  President                       Vice  President  and  Portfolio   Manager  OCC
                                                  Accumulation  Trust, Chief Investment Officer,
                                                  PIMCO Equity Advisors.

Mark Degenhart, Vice President                    Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation     Trust;     Vice    President,
                                                  Oppenheimer  Capital;   formerly  Director  of
                                                  Research  and  Portfolio  Manager of Palisades
                                                  Capital Management.

Michael Gaffney, Vice President                   Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation Trust;  Managing Director,  PIMCO
                                                  Equity   Advisors;    formerly   Senior   Vice
                                                  President and  Portfolio  Manager for Alliance
                                                  Capital Management.

Richard Glasebrook, Vice President                Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation    Trust;    Managing   Director,
                                                  Oppenheimer Capital.


Colin Glinsman, Vice President                    Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation  Trust; Chief Investment Officer,
                                                  Oppenheimer Capital.

Louis  Goldstein, Vice President                  Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation  Trust;  Senior  Vice  President,
                                                  Oppenheimer Capital.

Matthew Greenwald, Vice President                 Senior Vice President, Oppenheimer Capital;
                                                  Executive Vice President of Municipal Advantage
                                                  Fund Inc.

Benjamin Gutstein, Vice President                 Assistant Vice President, Oppenheimer Capital.


Vikki Hanges, Vice President                      Vice President and Portfolio Manager, OCC
                                                  Accumulation Trust;  Senior Vice President,
                                                  Oppenheimer Capital.

Francis LeCates, Jr., Vice President              Managing Director, Oppenheimer Capital.


Eliza Mazen, Vice President                       Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation  Trust;  Senior  Vice  President,
                                                  Oppenheimer Capital.


Dennis McKechnie, Vice                            President   Vice   President   and   Portfolio
                                                  Manager,  OCC  Accumulation  Trust;   Managing
                                                  Director, PIMCO Equity Advisors; formerly Vice
                                                  President, Columbus Circle Investors.

Geoff Mullen, Vice President                      Senior Vice President, Oppenheimer Capital.

                                                  Other Business and Connections During the Past
Name & Current Position with OpCap Advisors       Two Years
-------------------------------------------       ----------------------------------------------

Jeff Parker, Vice President                       Vice  President  and  Portfolio  Manager,  OCC
                                                  Accumulation Trust;  Managing Director,  PIMCO
                                                  Equity Advisors;  formerly Assistant Portfolio
                                                  Manager, Eagle Asset Management.

Brian  Shlissel, Treasurer and                    Treasurer,   Executive   Vice   President  OCC
Executive Vice President                          Accumulation  Trust;  Vice  President,   PIMCO
                                                  Advisors L.P.



                  The address of OpCap Advisors is 1345 Avenue of the Americas,
                                 New York, New York 10105-4800.

Item 27.  Principal Underwriter

          (a) OCC Distributors acts as principal underwriter for the Registrant, and OCC Accumulation Trust.

          (b) Set forth below is certain information pertaining to the partners and officers of OCC Distributors, Registrant's Principal Underwriter; the Principal Business Address of each is 1345 Avenue of the Americas, New York, NY, 10105:

                       Positions and Offices with         Positions and Offices with
Name                          Underwriter                        Registrant
-------------------    ------------------------------  ---------------------------------
Oppenheimer Capital          General Partner                         None
Value Advisors LLC           General Partner                         None
Frank Poli                      Principal                  Secretary/Vice President
David J. Ungar             Financial Principal                       None
Robert Fitzgerald        Chief Financial Officer                     None

          (c) Not applicable.

Item 28.      Location of Required Records -- Rule 31a-1

              State Street Bank and Trust Company
              One Heritage Drive
              North Quincy, MA   02171

              Will maintain  records required by Rule  31a-1(b)(1),  (b)(2),
              (b)(3), (b)(6), (b)(7) and (b)(8).

              OpCap Advisors
              1345 Avenue of the Americas
              New York, NY  10105-4800

              Will maintain  records required by Rule  31a-1(b)(4),  (b)(9),
              (b)(10) and (b)(11).

Item 29.      Management Services
              Not Applicable.

Item 30.  Undertakings

          (a) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on the 5th day of March, 2001.

                                              OCC CASH RESERVES, INC.


                                              ----------------------------------
                                              Stephen J. Treadway, President
Attest:

--------------------------------------------------
Brian Shlissel, Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                             OCC CASH RESERVES, INC.

                           OFFICER                                 DATE
                           -------                                 ----
         /s/ STEPHEN J. TREADWAY                                        3/5/2001
         ----------------------------------------
         Stephen J. Treadway, President, Director

         /s/ PAUL Y. CLINTON                                            3/5/2001
         ----------------------------------------
         Paul Y. Clinton, Director

         /s/ THOMAS W. COURTNEY                                         3/5/2001
         ----------------------------------------
         Thomas W. Courtney, Director

         /s/ LACY HERRMANN                                              3/5/2001
         ----------------------------------------
         Lacy Herrmann, Director

         /s/ V. LEE BARNES                                              3/5/2001
         ----------------------------------------
         V. Lee Barnes, Director

         /s/ THEODORE MASON                                             3/5/2001
         ----------------------------------------
         Theodore Mason, Director

         /s/ BRIAN SHLISSEL                                             3/5/2001
         ----------------------------------------
         Brian S. Shlissel, Treasurer

                                INDEX TO EXHIBITS


          (j)     Consent of Independent Accountants

          (p)(1)  OCC Cash Reserves, Inc. Code of Ethics

          (p)(2)  OpCap Advisors, OCC Distributors, Inc. Code of Ethics